UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22915

JPMorgan Trust III

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust III

Schedule of Portfolio Investments as of January 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — 83.6%
Common Stocks — 50.4%
	Consumer Discretionary — 11.6%
	Auto Components — 0.2%
16,199	Johnson Controls, Inc.	581,058

	Hotels, Restaurants & Leisure — 2.8%
6,178	Buffalo Wild Wings, Inc. (a) (m)	940,909
10,404	Carnival Corp.	500,745
11,670	Domino’s Pizza, Inc. (m)	1,329,563
43,310	Hilton Worldwide Holdings, Inc. (m)	771,351
8,089	McDonald’s Corp.	1,001,256
52,716	Sonic Corp.	1,548,796
13,615	Starbucks Corp.	827,384
4,320	Starwood Hotels & Resorts Worldwide, Inc.	268,877

		7,188,881

	Household Durables — 0.0% (g)
1,642	Jarden Corp. (a)	87,108

	Internet & Catalog Retail — 1.5%
22,312	Expedia, Inc.	2,254,405
800	Ikyu Corp., (Japan)	22,947
10,380	Liberty TripAdvisor Holdings, Inc., Class A (a) (m)	231,785
28,342	Wayfair, Inc., Class A (a)	1,281,058

		3,790,195

	Media — 2.7%
3,832	Cablevision Systems Corp., Class A	122,279
17,077	CBS Corp. (Non-Voting), Class B (m)	811,158
6,008	Comcast Corp., Class A	334,706
15,516	Discovery Communications, Inc., Class A (a)	428,087
5,261	Global Eagle Entertainment, Inc. (a) (m)	53,136
2,656	Liberty Global plc LiLAC, (United Kingdom), Class A (a)	93,491
8,355	Liberty Global plc, (United Kingdom), Series C (a)	278,305
23,792	Liberty Media Corp., Class C (a) (m)	846,757
12,220	News Corp., Class A	158,493
26,040	News Corp., Class B (m)	347,634
1,769	Time Warner, Inc. (m)	124,608
12,367	Time Warner Cable, Inc.	2,250,918
13,483	Walt Disney Co. (The)	1,291,941

		7,141,513

	Multiline Retail — 0.4%
13,116	Dollar Tree, Inc. (a) (m)	1,066,593

	Specialty Retail — 3.2%
6,752	Advance Auto Parts, Inc. (m)	1,026,642

SHARES	SECURITY DESCRIPTION	VALUE
	Specialty Retail — continued
36,934	AutoNation, Inc. (a) (m)	1,597,395
2,286	AutoZone, Inc. (a) (m)	1,754,254
24,972	Home Depot, Inc. (The) (m)	3,140,479
2,707	O’Reilly Automotive, Inc. (a) (m)	706,256
973	Pep Boys-Manny Moe & Jack (The) (a)	17,991

		8,243,017

	Textiles, Apparel & Luxury Goods — 0.8%
34,576	NIKE, Inc., Class B	2,144,058

	Total Consumer Discretionary	30,242,423

	Consumer Staples — 5.8%
	Beverages — 2.4%
11,133	Brown-Forman Corp., Class B (m)	1,089,253
23,568	Coca-Cola Co. (The) (m)	1,011,539
4,727	Constellation Brands, Inc., Class A	720,773
5,282	Heineken N.V., (Netherlands)	458,647
27,058	Molson Coors Brewing Co., Class B (m)	2,448,208
6,724	PepsiCo, Inc.	667,693

		6,396,113

	Food & Staples Retailing — 1.0%
17,329	Costco Wholesale Corp.	2,618,758
15,345	Rite Aid Corp. (a)	119,538

		2,738,296

	Food Products — 1.9%
26	Chocoladefabriken Lindt & Spruengli AG, (Switzerland)	1,795,724
1,424	Keurig Green Mountain, Inc.	127,092
21,159	Kraft Heinz Co. (The) (m)	1,651,671
28,936	Mondelez International, Inc., Class A	1,247,142
9,080	Nomad Foods Ltd., (United Kingdom) (a)	79,450

		4,901,079

	Personal Products — 0.5%
23,846	Herbalife Ltd. (a)	1,101,923
2,900	Unilever plc, (United Kingdom), ADR	128,383

		1,230,306

	Total Consumer Staples	15,265,794

	Energy — 2.6%
	Energy Equipment & Services — 1.3%
20,048	Baker Hughes, Inc.	872,288
38,330	Cameron International Corp. (a)	2,516,748

		3,389,036

	Oil, Gas & Consumable Fuels — 1.3%
22,499	Cheniere Energy, Inc. (a)	676,095
31,870	Kinder Morgan, Inc.	524,262
12,683	Marathon Petroleum Corp.	530,023

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
4,261	Phillips 66	341,519
58,678	Williams Cos., Inc. (The)	1,132,485
31,365	WPX Energy, Inc. (a)	169,998

		3,374,382

	Total Energy	6,763,418

	Financials — 1.8%
	Banks — 0.1%
6,480	Bank of America Corp. (m)	91,627
1,608	Citigroup, Inc.	68,469

		160,096

	Capital Markets — 0.3%
23,377	SEI Investments Co.	917,314

	Diversified Financial Services — 0.5%
11,400	Gores Holdings, Inc. (a)	114,456
14,322	Moody’s Corp. (m)	1,276,663

		1,391,119

	Insurance — 0.7%
3	Chubb Ltd., (Switzerland)	338
25,500	FNF Group	825,690
1,375	PartnerRe Ltd., (Bermuda)	193,050
1,097	StanCorp Financial Group, Inc.	125,782
3,932	Symetra Financial Corp.	125,903
8,630	W.R. Berkley Corp. (m)	432,794

		1,703,557

	Real Estate Investment Trusts (REITs) — 0.2%
1,565	Public Storage	396,821

	Real Estate Management & Development — 0.0% (g)
3,700	CBRE Group, Inc., Class A (a) (m)	103,489

	Total Financials	4,672,396

	Health Care — 5.7%
	Biotechnology — 0.9%
59,688	Baxalta, Inc.	2,388,117
1,482	Incyte Corp. (a) (m)	104,570

		2,492,687

	Health Care Equipment & Supplies — 1.2%
11,654	Becton, Dickinson and Co. (m)	1,694,142
18,476	IDEXX Laboratories, Inc. (a) (m)	1,295,907
19,291	TearLab Corp. (a)	25,464

		3,015,513

	Health Care Providers & Services — 1.2%
6,727	Celesio AG, (Germany)	187,797
3,291	Cigna Corp.	439,678
14,846	Humana, Inc.	2,416,780

SHARES	SECURITY DESCRIPTION	VALUE
	Health Care Providers & Services — continued
2,080	Kindred Healthcare, Inc. (m)	20,093

		3,064,348

	Life Sciences Tools & Services — 0.4%
3,145	Affymetrix, Inc. (a)	44,124
7,382	Thermo Fisher Scientific, Inc.	974,867

		1,018,991

	Pharmaceuticals — 2.0%
10,355	Allergan plc (a)	2,945,273
15,313	Bristol-Myers Squibb Co. (m)	951,856
4,397	Ipsen S.A., (France)	253,441
6,624	Johnson & Johnson	691,810
15,612	Pfizer, Inc.	476,010

		5,318,390

	Total Health Care	14,909,929

	Industrials — 3.9%
	Aerospace & Defense — 1.9%
6,525	Honeywell International, Inc.	673,380
2,264	Lockheed Martin Corp.	477,704
10,454	Precision Castparts Corp.	2,456,167
3,995	Raytheon Co.	512,319
3,766	TransDigm Group, Inc. (a)	846,333

		4,965,903

	Air Freight & Logistics — 0.5%
9,296	FedEx Corp. (m)	1,235,253
7,694	TNT Express N.V., (Netherlands)	65,637

		1,300,890

	Commercial Services & Supplies — 0.2%
9,523	Progressive Waste Solutions Ltd., (Canada)	268,263
7,481	Tyco International plc	257,271

		525,534

	Industrial Conglomerates — 0.4%
37,379	General Electric Co.	1,087,729

	Machinery — 0.1%
13,000	Blount International, Inc. (a)	120,900

	Marine — 0.4%
1,082,053	Neptune Orient Lines Ltd., (Singapore) (a)	941,714

	Professional Services — 0.0% (g)
10,753	Veda Group Ltd., (Australia)	21,517

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Road & Rail — 0.4%
15,280	Union Pacific Corp. (m)	1,100,160

	Total Industrials	10,064,347

	Information Technology — 10.8%
	Communications Equipment — 0.1%
10,100	Nokia OYJ, (Finland)	72,755
18,168	Nokia OYJ, (Finland), ADR	130,810

		203,565

	Internet Software & Services — 5.2%
2,197	Alphabet, Inc., Class A (a) (m)	1,672,686
3,469	Alphabet, Inc., Class C (a) (m)	2,577,294
1,860	Constant Contact, Inc. (a)	58,795
12,849	Facebook, Inc., Class A (a) (m)	1,441,786
1,478	Qihoo 360 Technology Co., Ltd., (China), ADR (a)	105,987
99,787	Tencent Holdings Ltd., (China)	1,874,669
195,585	Yahoo!, Inc. (a) (m)	5,771,713

		13,502,930

	IT Services — 0.3%
9,750	MasterCard, Inc., Class A	868,043
6	Travelport Worldwide Ltd., (United Kingdom)	65

		868,108

	Semiconductors & Semiconductor Equipment — 2.0%
7,366	ARM Holdings plc, (United Kingdom), ADR	317,327
40,292	Broadcom Corp., Class A	2,202,764
14,045	Fairchild Semiconductor International, Inc. (a)	287,782
37,167	KLA-Tencor Corp.	2,489,817
356	Microsemi Corp. (a)	11,272

		5,308,962

	Software — 1.7%
5,385	King Digital Entertainment plc, (Ireland)	96,553
31,424	Microsoft Corp.	1,731,148
2,174	SolarWinds, Inc. (a)	130,331
46,414	Solera Holdings, Inc.	2,518,424

		4,476,456

	Technology Hardware, Storage & Peripherals — 1.5%
100,196	EMC Corp.	2,481,855
25,773	Hewlett Packard Enterprise Co. (m)	354,636
46,917	NCR Corp. (a)	1,001,209

		3,837,700

	Total Information Technology	28,197,721

	Materials — 4.9%
	Chemicals — 3.1%
18,205	Airgas, Inc.	2,548,700
6,601	Axiall Corp.	118,356

SHARES	SECURITY DESCRIPTION	VALUE
	Chemicals — continued
37,583	CF Industries Holdings, Inc. (m)	1,127,490
21,422	Delta Technology Holdings Ltd., (China) (a)	24,207
7,565	Sherwin-Williams Co. (The)	1,934,144
26,795	W.R. Grace & Co. (a)	2,179,505

		7,932,402

	Construction Materials — 1.8%
213,230	Italcementi S.p.A., (Italy)	2,388,458
9,771	Martin Marietta Materials, Inc. (m)	1,227,042
5,160,962	West China Cement Ltd., (China)	1,064,130

		4,679,630

	Metals & Mining — 0.0% (g)
5	ArcelorMittal, (Luxembourg)	18
45,501	Freeport-McMoRan, Inc.	209,305

		209,323

	Total Materials	12,821,355

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
20,032	AT&T, Inc.	722,354
476,000	China Unicom Hong Kong Ltd., (Hong Kong)	527,364

		1,249,718

	Wireless Telecommunication Services — 0.0% (g)
1,799	NTELOS Holdings Corp. (a)	16,641

	Total Telecommunication Services	1,266,359

	Utilities — 2.8%
	Electric Utilities — 1.7%
2,435	Cleco Corp.	129,396
11,506	Edison International	711,071
10,086	NextEra Energy, Inc. (m)	1,126,707
94,757	Pepco Holdings, Inc. (m)	2,528,116

		4,495,290

	Gas Utilities — 0.1%
1,688	AGL Resources, Inc.	107,289
2,198	Piedmont Natural Gas Co., Inc.	130,210

		237,499

	Multi-Utilities — 1.0%
13,548	Sempra Energy	1,283,673
47,581	TECO Energy, Inc.	1,290,397

		2,574,070

	Total Utilities	7,306,859

	Total Common Stocks (Cost $133,471,673)	131,510,601

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Exchange-Traded Funds — 0.4%
	Fixed Income — 0.3%
5,912	CurrencyShares Euro Trust (a)	626,495

	International Equity — 0.0% (g)
7,300	Market Vectors Gold Miners ETF (m)	103,952
	U.S. Equity — 0.1%
2,845	iShares Russell 2000 ETF (m)	292,779

	Total Exchange-Traded Funds (Cost $1,067,757)	1,023,226

PRINCIPAL AMOUNT
Exchange-Traded Note — 0.1%
	U.S. Equity — 0.1%
13,630	ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN (Cost $218,882)	190,002

SHARES
Investment Companies — 0.8%
	Fixed Income — 0.5%
6,023	Advent Claymore Convertible Securities and Income Fund (m)	74,505
30,235	Advent Claymore Convertible Securities and Income Fund II (m)	156,617
19,242	AllianzGI Convertible & Income Fund (m)	95,440
20,939	AllianzGI Convertible & Income Fund II (m)	93,597
13,855	BlackRock Credit Allocation Income Trust (m)	169,724
2,650	Calamos Dynamic Convertible & Income Fund (m)	43,327
22,563	Invesco Dynamic Credit Opportunities Fund	229,466
23,338	New America High Income Fund, Inc. (The) (m)	173,635
16,774	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (m)	174,282
1,424	Western Asset/Claymore Inflation-Linked Securities & Income Fund (m)	15,052

	Total Fixed Income	1,225,645

	International Equity — 0.1%
21,500	Alpine Global Premier Properties Fund (m)	109,650
8,017	Tortoise Energy Independence Fund, Inc. (m)	83,216

	Total International Equity	192,866

	U.S. Equity — 0.2%
2,668	Adams Diversified Equity Fund, Inc.	31,829
4,975	Adams Natural Resources Fund, Inc.	82,883
24,761	BlackRock Resources & Commodities Strategy Trust (m)	159,213
3,720	Cushing Energy Income Fund (The)	26,152
4,522	Cushing MLP Total Return Fund (The)	42,778
14,717	Royce Micro-Cap Trust, Inc. (m)	96,838
9,370	Swiss Helvetia Fund, Inc. (The)	92,857

SHARES	SECURITY DESCRIPTION	VALUE
	U.S. Equity — continued
3,960	Tortoise Pipeline & Energy Fund, Inc. (m)	52,668
874	Tri-Continental Corp.	16,335

	Total U.S. Equity	601,553

	Total Investment Companies (Cost $2,251,285)	2,020,064

Preferred Stocks — 3.5%
	Consumer Discretionary — 0.2%
	Household Durables — 0.2%
6,000	William Lyon Homes, 6.500%, 12/01/17 ($100 par value) (m)	384,540

	Consumer Staples — 0.3%
	Food Products — 0.3%
4,500	Bunge Ltd., (Bermuda), 4.875% ($100 par value)	398,772
7,065	Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value)	424,183

	Total Consumer Staples	822,955

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
30,111	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value) (m)	614,265

	Financials — 0.6%
	Banks — 0.0% (g)
8	Bank of America Corp., Series L, 7.250% ($1,000 par value)	8,777
8	Wells Fargo & Co., Series L, 7.500% ($1,000 par value)	9,376

		18,153

	Insurance — 0.1%
8,370	Maiden Holdings Ltd., (Bermuda), Series B, 7.250%, 09/15/16 ($50 par value)	400,672

	Real Estate Investment Trusts (REITs) — 0.3%
100	American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value)	9,916
4,716	Crown Castle International Corp., Series A, 4.500%, 11/01/16 ($100 par value) (m)	499,849
4,354	Invesco Mortgage Capital, Inc., Series A, 7.750%, 07/26/17 ($25 par value) (m)	93,611
100	Welltower, Inc., Series I, 6.500% ($50 par value)	5,676
1,866	Weyerhaeuser Co., Series A, 6.375%, 07/01/16 ($50 par value)	85,518

		694,570

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Preferred Stocks — continued
	Real Estate Management & Development — 0.2%
35,000	Forestar Group, Inc., 6.000%, 12/15/16 ($25 par value) (m)	460,250

	Total Financials	1,573,645

	Health Care — 1.1%
	Health Care Providers & Services — 0.3%
3,911	Amsurg Corp., Series A-1, 5.250%, 07/01/17 ($100 par value) (m)	540,461
6,909	Anthem, Inc., 5.250%, 05/01/18 ($50 par value) (m)	304,618

		845,079

	Pharmaceuticals — 0.8%
1,420	Allergan plc, (Ireland), Series A, 5.500%, 03/01/18 ($1,000 par value)	1,346,572
800	Teva Pharmaceutical Industries Ltd., (Israel), 7.000%, 12/15/18 ($1,000 par value)	781,472

		2,128,044

	Total Health Care	2,973,123

	Industrials — 0.2%
	Commercial Services & Supplies — 0.2%
6,826	Stericycle, Inc., 5.250%, 09/15/18 ($100 par value) (m)	620,688

	Information Technology — 0.1%
	Semiconductors & Semiconductor Equipment — 0.1%
500	SunEdison, Inc., Series A, 6.750% ($1,000 par value) (m)	112,750

	Materials — 0.0% (g)
	Metals & Mining — 0.0% (g)
400	Alcoa, Inc., Series 1, 5.375%, 10/01/17 ($50 par value)	10,540

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
300	Frontier Communications Corp., Series A, 11.125%, 06/29/18 ($100 par value)	26,814
23,538	Intelsat S.A., (Luxembourg), Series A, 5.750%, 05/01/16 ($50 par value)	230,908

		257,722

	Wireless Telecommunication Services — 0.1%
3,061	T-Mobile US, Inc., 5.500%, 12/15/17 ($50 par value) (m)	211,270

	Total Telecommunication Services	468,992

SHARES	SECURITY DESCRIPTION	VALUE
	Utilities — 0.6%
	Electric Utilities — 0.3%
250	Exelon Corp., 6.500%, 06/01/17 ($50 par value)	10,755
	NextEra Energy, Inc.,
50	5.799%, 09/01/16 ($50 par value)	2,845
11,311	6.371%, 09/01/18 ($50 par value) (m)	623,236

		636,836

	Multi-Utilities — 0.3%
14,000	Black Hills Corp., 7.750%, 11/01/18 ($50 par value) (m)	800,380
	Dominion Resources, Inc.,
50	6.375%, 07/01/17 ($50 par value)	2,488
100	Series A, 6.125%, 04/01/16 ($49 par value)	5,596
100	Series B, 6.000%, 07/01/16 ($49 par value)	5,630

		814,094

	Total Utilities	1,450,930

	Total Preferred Stocks (Cost $9,551,258)	9,032,428

Special Purpose Acquisition Companies — 1.3%
	Diversified Financial Services — 1.3%
45,274	AR Capital Acquisition Corp. (a) (m)	440,742
2,500	Arowana, Inc. (Australia) (a)	25,213
1,360	Barington/Hilco Acquisition Corp. (a) (m)	13,348
59,583	Boulevard Acquisition Corp. II (a) (m)	574,976
19,000	Capitol Acquisition Corp. III (a) (m)	185,250
12,840	Double Eagle Acquisition Corp. (a)	128,015
5,000	DT Asia Investments Ltd. (Hong Kong) (a)	50,125
45,884	Electrum Special Acquisition Corp. (a)	437,733
1,129	Garnero Group Acquisition Co. (Brazil) (a)	11,121
19,000	GP Investments Acquisition Corp. (a)	183,540
569	Harmony Merger Corp. (a) (m)	5,591
8,000	Hennessy Capital Acquisition Corp. II (a) (m)	76,480
15,333	Hennessy Capital Acquisition Corp. II (a) (m)	149,343
12,840	Pace Holdings Corp. (a)	128,400
19,897	Quinpario Acquisition Corp. 2 (a) (m)	195,986
12,853	Terrapin 3 Acquisition Corp., Class A (a) (m)	127,245
45,541	WL Ross Holding Corp. (a) (m)	456,776

		3,189,884

	Investment Banking & Brokerage — 0.0% (g)
10,183	Hydra Industries Acquisition Corp. (a) (m)	99,895

	Total Special Purpose Acquisition Companies (Cost $3,300,659)	3,289,779

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — 3.3%
	Agency CMO — 3.3%
	Federal Home Loan Mortgage Corp. REMIC,
716,334	Series 2498, Class TL, IF, IO, 0.930%, 03/15/32	25,480
342,372	Series 3114, Class GI, IF, IO, 6.175%, 02/15/36	85,642
525,903	Series 3118, Class SD, IF, IO, 6.275%, 02/15/36	97,664
495,797	Series 3147, Class LS, IF, IO, 6.225%, 04/15/36	99,731
3,074,562	Series 3149, Class TI, IF, IO, 0.350%, 05/15/36	69,997
1,146,806	Series 3181, Class IS, IF, IO, 6.075%, 07/15/36	193,767
307,142	Series 3202, Class HI, IF, IO, 6.225%, 08/15/36	54,004
460,671	Series 3309, Class SG, IF, IO, 5.645%, 04/15/37	80,645
1,731,753	Series 3349, Class SM, IF, IO, 5.575%, 07/15/37	294,444
1,474,936	Series 3510, Class CI, IF, IO, 6.055%, 07/15/37	315,043
308,976	Series 3862, Class DI, IO, 5.000%, 04/15/41	49,940
246,774	Series 3997, Class ES, IF, 6.334%, 09/15/41	262,850
554,629	Series 4265, Class ST, IF, IO, 5.575%, 11/15/43	94,119
1,039,235	Series 4472, Class IJ, IO, 6.000%, 11/15/43	242,471
8,333,710	Series 4517, Class KI, IF, IO, 0.919%, 04/15/43	239,687
	Federal Home Loan Mortgage Corp. STRIPS,
49,630	Series 183, Class IO, IO, 7.000%, 04/01/27	10,410
247,906	Series 191, Class IO, IO, 8.000%, 01/01/28	52,892
	Federal National Mortgage Association REMIC,
825,851	Series 2002-47, Class SE, IF, IO, 7.674%, 08/25/32	242,706
202,253	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	50,671
494,166	Series 2003-87, Class SH, IF, IO, 7.824%, 09/25/33	108,628
1,823,363	Series 2005-2, Class TH, IF, IO, 0.300%, 08/25/33	20,429
426,358	Series 2005-69, Class JI, IO, 6.000%, 08/25/35	95,949
1,445,456	Series 2006-115, Class EI, IF, IO, 6.214%, 12/25/36	314,696
470,165	Series 2009-106, Class SA, IF, IO, 5.824%, 01/25/40	82,861

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Agency CMO — continued
1,937,262	Series 2010-57, Class HI, IO, 5.500%, 02/25/40	235,601
1,320,531	Series 2010-68, Class SC, IF, IO, 6.054%, 07/25/40	281,164
1,321,951	Series 2011-76, Class PI, IO, 5.500%, 04/25/39	122,832
2,685,827	Series 2011-129, Class S, IF, IO, 5.074%, 03/25/37	167,307
1,484,015	Series 2015-30, Class IO, IO, 5.500%, 05/25/45	313,025
3,922,368	Series 2015-42, Class AI, IO, VAR, 1.901%, 06/25/55	284,491
4,552,654	Series 2015-64, Class SK, IO, 1.705%, 09/25/55	313,363
	Federal National Mortgage Association STRIPS,
759,993	Series 345, Class 14, IO, 6.000%, 03/25/34 (m)	169,836
772,766	Series 359, Class 18, IO, 6.000%, 07/25/35	166,882
	Government National Mortgage Association,
485,263	Series 1999-40, Class TW, IF, IO, 6.575%, 02/17/29	99,034
675,960	Series 2001-22, Class SD, IF, IO, 7.075%, 05/16/31	165,502
1,241,745	Series 2003-7, Class SP, IF, IO, 7.225%, 11/16/32	203,127
921,999	Series 2003-98, Class SC, IF, IO, 6.174%, 11/20/33	198,713
1,319,572	Series 2004-46, Class S, IF, IO, 6.674%, 06/20/34	283,554
490,267	Series 2004-56, Class S, IF, IO, 7.224%, 06/20/33	109,402
1,415,066	Series 2004-69, Class CS, IF, IO, 6.124%, 07/20/34	268,227
770,342	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	150,842
14,500	Series 2010-163, Class IO, IO, 5.000%, 12/20/40	2,784
10,489	Series 2012-16, Class NI, IO, 6.000%, 05/20/39	2,086
569,161	Series 2012-50, Class HI, IO, 6.000%, 06/16/22	63,536
630,374	Series 2013-16, Class IE, IO, 6.500%, 10/20/38	147,042
412,269	Series 2013-86, Class IA, IO, 5.000%, 06/20/43	87,648
821,624	Series 2014-2, Class TI, IO, 5.500%, 01/20/44	155,374
370,561	Series 2014-161, Class IL, IO, 1.000%, 11/20/44	15,251
452,228	Series 2014-161, Class SL, IF, IO, 6.373%, 11/20/44	105,142

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,129,021	Series 2014-183, Class IM, IO, 5.000%, 06/20/35	282,222
184,706	Series 2015-13, Class WI, IO, VAR, 6.628%, 07/20/37	39,523
5,527,267	Series 2015-80, Class IH, IO, VAR, 1.001%, 05/20/44	203,230
1,079,836	Series 2015-180, Class CI, IO, 5.000%, 12/16/45	277,370
1,718,957	Series 2016-1, Class IO, IO, 6.000%, 05/20/44	260,664
749,895	Series 2016-12, Class KI, IO, 5.000%, 09/20/38	195,910

	Total Collateralized Mortgage Obligations (Cost $8,114,297)	8,555,410

Convertible Bonds — 3.2%
	Consumer Discretionary — 0.9%
	Automobiles — 0.4%
600,000	Fiat Chrysler Automobiles N.V., (Netherlands), 7.875%, 12/15/16	384,375
400,000	Tesla Motors, Inc., 1.500%, 06/01/18	629,250

		1,013,625

	Household Durables — 0.0% (g)
	Jarden Corp.,
13,000	1.125%, 03/15/34	15,153
7,000	1.875%, 09/15/18	11,830

		26,983

	Internet & Catalog Retail — 0.3%
550,000	Ctrip.com International Ltd., (Cayman Islands), 1.250%, 10/15/18	695,750
	Priceline Group, Inc. (The),
3,000	0.350%, 06/15/20	3,309
3,000	1.000%, 03/15/18	3,799
25,000	Shutterfly, Inc., 0.250%, 05/15/18	23,578

		726,436

	Media — 0.0% (g)
15,000	Liberty Media Corp., 1.375%, 10/15/23	14,156

	Specialty Retail — 0.2%
575,000	Restoration Hardware Holdings, Inc., Zero Coupon, 07/15/20 (e)	453,172

	Textiles, Apparel & Luxury Goods — 0.0% (g)
	Iconix Brand Group, Inc.,
5,000	1.500%, 03/15/18	2,507
5,000	2.500%, 06/01/16	4,428

		6,935

	Total Consumer Discretionary	2,241,307

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Energy — 0.0% (g)
	Energy Equipment & Services — 0.0% (g)
19,000	Hornbeck Offshore Services, Inc., 1.500%, 09/01/19	9,987
11,000	SEACOR Holdings, Inc., 2.500%, 12/15/27	9,439

		19,426

	Oil, Gas & Consumable Fuels — 0.0% (g)
11,000	Chesapeake Energy Corp., 2.500%, 05/15/37	5,197
28,000	Peabody Energy Corp., 4.750%, 12/15/41	840
10,000	Stone Energy Corp., 1.750%, 03/01/17	5,869

		11,906

	Total Energy	31,332

	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
10,000	Jefferies Group LLC, 3.875%, 11/01/29	9,887
17,000	Prospect Capital Corp., 4.750%, 04/15/20	14,259

		24,146

	Real Estate Investment Trusts (REITs) — 0.0% (g)
	Spirit Realty Capital, Inc.,
7,000	2.875%, 05/15/19	6,782
6,000	3.750%, 05/15/21	5,805
	Starwood Property Trust, Inc.,
8,000	4.000%, 01/15/19	8,000
5,000	4.550%, 03/01/18	5,031

		25,618

	Thrifts & Mortgage Finance — 0.0% (g)
20,000	Radian Group, Inc., 2.250%, 03/01/19	21,700

	Total Financials	71,464

	Health Care — 0.3%
	Biotechnology — 0.1%
18,000	Acorda Therapeutics, Inc., 1.750%, 06/15/21	18,844
	BioMarin Pharmaceutical, Inc.,
9,000	0.750%, 10/15/18	9,697
9,000	1.500%, 10/15/20	9,928
15,000	Cepheid, 1.250%, 02/01/21	12,553
6,000	Gilead Sciences, Inc., Series D, 1.625%, 05/01/16	22,110
14,000	PDL BioPharma, Inc., 4.000%, 02/01/18	11,305

		84,437

	Health Care Equipment & Supplies — 0.0% (g)
	Hologic, Inc.,
4,000	SUB, 0.000%, 12/15/43	4,872
4,000	Series 2012, SUB, 2.000%, 03/01/42	4,910
12,000	NuVasive, Inc., 2.750%, 07/01/17	14,633

		24,415

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Health Care Providers & Services — 0.0% (g)
9,000	Anthem, Inc., 2.750%, 10/15/42	16,099
13,000	Molina Healthcare, Inc., 1.125%, 01/15/20	18,785

		34,884

	Health Care Technology — 0.0% (g)
23,000	Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20	23,733

	Pharmaceuticals — 0.2%
550,000	Depomed, Inc., 2.500%, 09/01/21	555,844

	Total Health Care	723,313

	Industrials — 0.2%
	Construction & Engineering — 0.2%
EUR 450,000	Fomento de Construcciones y Contratas S.A., (Spain), 6.500%, 10/30/20	462,282

	Electrical Equipment — 0.0% (g)
29,000	General Cable Corp., SUB, 4.500%, 11/15/29	14,663

	Machinery — 0.0% (g)
11,000	Trinity Industries, Inc., 3.875%, 06/01/36	12,375

	Transportation Infrastructure — 0.0% (g)
13,000	Macquarie Infrastructure Corp., 2.875%, 07/15/19	14,162

	Total Industrials	503,482

	Information Technology — 1.4%
	Communications Equipment — 0.0% (g)
15,000	Palo Alto Networks, Inc., Zero Coupon, 07/01/19	21,778
26,000	Viavi Solutions, Inc., 0.625%, 08/15/33	24,018

		45,796

	Internet Software & Services — 0.4%
15,000	Akamai Technologies, Inc., Zero Coupon, 02/15/19	14,025
563,000	j2 Global, Inc., 3.250%, 06/15/29	681,230
300,000	Monster Worldwide, Inc., 3.500%, 10/15/19	343,875
15,000	WebMD Health Corp., 2.500%, 01/31/18	15,506
23,000	Yandex N.V., (Netherlands), 1.125%, 12/15/18	19,766

		1,074,402

	Semiconductors & Semiconductor Equipment — 0.9%
	Intel Corp.,
5,000	2.950%, 12/15/35	6,125
605,000	3.250%, 08/01/39	924,137

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Information Technology — 1.4%
	Semiconductors & Semiconductor Equipment — continued
	Lam Research Corp.,
4,000	0.500%, 05/15/16	4,600
7,000	1.250%, 05/15/18	9,393
37,000	Micron Technology, Inc., Series G, 3.000%, 11/15/43	25,969
2,000	Novellus Systems, Inc., 2.625%, 05/15/41	4,267
538,000	NVIDIA Corp., 1.000%, 12/01/18	808,345
29,000	ON Semiconductor Corp., Series B, 2.625%, 12/15/26	31,012
556,000	SunPower Corp., 4.000%, 01/15/23 (e)	595,963
14,000	Xilinx, Inc., 2.625%, 06/15/17	24,238

		2,434,049

	Software — 0.1%
12,000	Electronic Arts, Inc., 0.750%, 07/15/16	24,292
14,000	Nuance Communications, Inc., 2.750%, 11/01/31	14,070
19,000	Red Hat, Inc., 0.250%, 10/01/19	22,527
19,000	salesforce.com, Inc., 0.250%, 04/01/18	22,515
13,000	Verint Systems, Inc., 1.500%, 06/01/21	11,863

		95,267

	Technology Hardware, Storage & Peripherals — 0.0% (g)
	SanDisk Corp.,
5,000	0.500%, 10/15/20	5,137
8,000	1.500%, 08/15/17	12,030

		17,167

	Total Information Technology	3,666,681

	Materials — 0.0% (g)
	Metals & Mining — 0.0% (g)
6,000	Newmont Mining Corp., Series B, 1.625%, 07/15/17	5,944
10,000	Stillwater Mining Co., 1.750%, 10/15/32	8,600

	Total Materials	14,544

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.0% (g)
EUR 100,000	Telecom Italia Finance S.A., (Luxembourg), Reg. S, 6.125%, 11/15/16	139,529

	Wireless Telecommunication Services — 0.3%
EUR 700,000	America Movil BV, (Netherlands), 5.500%, 09/17/18	787,050

	Total Telecommunication Services	926,579

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Utilities — 0.1%
	Electric Utilities — 0.1%
JPY 20,000,000	Chugoku Electric Power Co., Inc. (The), (Japan), Zero Coupon, 03/23/18	172,304
CAD 323,000	Emera, Inc., (Canada), 4.000%, 09/29/25	86,416

	Total Utilities	258,720

	Total Convertible Bonds (Cost $8,780,294)	8,437,422

Corporate Bonds — 1.7%
	Consumer Discretionary — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
850,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 11.000%, 10/01/21 (m)	739,500

	Consumer Staples — 0.4%
	Food & Staples Retailing — 0.4%
541,000	New Albertsons, Inc., 7.450%, 08/01/29 (m)	435,505
EUR 600,000	Tesco plc, (United Kingdom), 5.125%, 04/10/47	562,761

	Total Consumer Staples	998,266

	Energy — 0.0% (g)
	Energy Equipment & Services — 0.0% (g)
	Paragon Offshore plc, (United Kingdom),
450,000	6.750%, 07/15/22 (e)	57,375
630,000	7.250%, 08/15/24 (e)	77,963

		135,338

	Oil, Gas & Consumable Fuels — 0.0% (g)
282,000	Sabine Oil & Gas Corp., 7.250%, 06/15/19 (d) (m)	18,330
	SandRidge Energy, Inc.,
275,000	7.500%, 03/15/21 (m)	2,062
1,510,000	7.500%, 02/15/23	3,775
743,000	8.125%, 10/15/22 (m)	3,715

		27,882

	Total Energy	163,220

	Industrials — 0.4%
	Commercial Services & Supplies — 0.4%
1,236,000	Corporate Risk Holdings LLC, 9.500%, 07/01/19 (e) (m)	1,044,420

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
	Telecom Italia Capital S.A., (Luxembourg),
116,000	7.200%, 07/18/36	113,100
124,000	7.721%, 06/04/38	127,695
200,000	Wind Acquisition Finance S.A., (Luxembourg), 7.375%, 04/23/21 (e)	190,124

	Total Telecommunication Services	430,919

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Utilities — 0.4%
	Electric Utilities — 0.4%
1,043,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/18 (d) (e) (m)	959,560

	Independent Power & Renewable Electricity Producers — 0.0% (g)
114,000	GenOn Energy, Inc., 7.875%, 06/15/17 (m)	91,200

	Total Utilities	1,050,760

	Total Corporate Bonds (Cost $5,080,338)	4,427,085

NUMBER OF WARRANTS
Warrants — 1.3%
	Consumer Discretionary — 0.1%
	Distributors — 0.0% (g)
18,750	KBS Fashion Group Ltd., (China), expiring 01/22/18 (Strike Price $11.50) (a)	376

	Hotels, Restaurants & Leisure — 0.1%
54,223	Chanticleer Holdings, Inc., expiring 06/21/17 (Strike Price $5.00) (a)	4,539
124,362	Del Taco Restaurants, Inc., expiring 06/30/20 (Strike Price $11.50) (a) (m)	267,378

		271,917

	Media — 0.0% (g)
50,648	Hemisphere Media Group, Inc., expiring 04/04/18 (Strike Price $12.00) (a)	64,829

	Total Consumer Discretionary	337,122

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
59,703	FieldPoint Petroleum Corp., expiring 03/23/18 (Strike Price $4.00) (a) (m)	3,582
39,786	Kinder Morgan, Inc., expiring 05/25/17 (Strike Price $40.00) (a)	2,729

	Total Energy	6,311

	Financials — 0.7%
	Banks — 0.6%
47,742	Associated Banc-Corp, expiring 11/21/18 (Strike Price $19.77) (a) (m)	103,600
19,795	National Commercial Bank (The), (Saudi Arabia), expiring 11/20/17 (Strike Price $1.00) (a)	208,496

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Warrants — continued
	Banks — continued
16,238	PNC Financial Services Group, Inc. (The), expiring 12/31/18 (Strike Price $67.33) (a)	365,355
86,009	SunTrust Banks, Inc., expiring 11/14/18 (Strike Price $44.15) (a)	257,167
94,243	TCF Financial Corp., expiring 11/14/18 (Strike Price $16.93) (a) (m)	139,480
46,350	Valley National Bancorp, expiring 11/14/18 (Strike Price $16.11) (a)	5,562
7,429	Wells Fargo & Co., expiring 10/28/18 (Strike Price $33.92) (a)	123,321
5,382	Wintrust Financial Corp., expiring 12/19/18 (Strike Price $22.82) (a)	110,170
	Zions Bancorporation ,
8,997	expiring 11/14/18 (Strike Price $36.27) (a) (m)	8,187
138,045	expiring 05/22/20 (Strike Price $36.14) (a)	278,851

		1,600,189

	Consumer Finance — 0.0% (g)
3,580	Capital One Financial Corp., expiring 11/14/18 (Strike Price $42.09) (a)	90,359

	Diversified Financial Services — 0.0% (g)
	Arowana, Inc. (Australia),
50,630	expiring 05/01/20 (Strike Price $12.50) (a)	4,303

	Thrifts & Mortgage Finance — 0.1%
41,802	Washington Federal, Inc., expiring 11/14/18 (Strike Price $17.57) (a)	222,596

	Total Financials	1,917,447

	Health Care — 0.1%
	Biotechnology — 0.1%
141,663	BioTime, Inc., expiring 10/01/18 (Strike Price $4.55) (a)	101,997
22,000	CEL-SCI Corp., expiring 10/11/18 (Strike Price $1.25) (a)	3,080
3,805	ContraFect Corp., expiring 01/31/17 (Strike Price $4.80) (a)	3,039
6,225	Medgenics, Inc., expiring 04/12/16 (Strike Price $6.00) (a)	2,116

		110,232

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
	Health Care Providers & Services — 0.0% (g)
269	HealthSouth Corp., expiring 01/17/17 (Strike Price $41.40) (a)	557

	Pharmaceuticals — 0.0% (g)
62,237	EyeGate Pharmaceuticals, Inc., expiring 07/31/20 (Strike Price $10.62) (a) (m)	36,720
49,319	Kitov Pharmaceuticals Holdings Ltd., (Israel), expiring 11/20/20 (Strike Price $4.13) (a)	29,838
121,825	Oculus Innovative Sciences, Inc., expiring 01/21/20 (Strike Price $1.00) (a)	42,639

		109,197

	Total Health Care	219,986

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
14,552	Tempus Applied Solutions Holdings, Inc., expiring 07/31/20 (Strike Price $11.50) (a)	2,328

	Machinery — 0.0% (g)
64,680	Blue Bird Corp., expiring 02/24/20 (Strike Price $5.75) (a)	51,744

	Total Industrials	54,072

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
10,000	DragonWave, Inc., (Canada), expiring 08/01/16 (Strike Price CAD2.25) (a)	63

	Electronic Equipment, Instruments & Components — 0.1%
93,701	Applied DNA Sciences, Inc., expiring 11/14/19 (Strike Price $3.50) (a)	126,497
6,250	RMG Networks Holding Corp., expiring 04/08/18 (Strike Price $11.50) (a) (m)	128

		126,625

	Semiconductors & Semiconductor Equipment — 0.0% (g)
57,288	Solar3D, Inc., expiring 03/09/20 (Strike Price $4.15) (a)	52,132

	Technology Hardware, Storage & Peripherals — 0.0% (g)
	Eastman Kodak Co. ,
10,715	expiring 09/03/18 (Strike Price $14.93) (a)	23,841

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Warrants — continued
	Technology Hardware, Storage & Peripherals — continued
5,569	expiring 09/03/18 (Strike Price $16.12) (a)	6,961

		30,802

	Total Information Technology	209,622

	Materials — 0.3%
	Chemicals — 0.0% (g)
17,280	AgroFresh Solutions, Inc., expiring 02/19/19 (Strike Price $11.50) (a) (m)	15,552

	Construction Materials — 0.3%
37,640	Tecnoglass, Inc., (Colombia), expiring 12/16/16 (Strike Price $1.00) (a)	205,138
	U.S. Concrete, Inc. ,
16,403	expiring 08/31/17 (Strike Price $26.68) (a)	311,985
8,707	expiring 08/31/17 (Strike Price $22.69) (a)	204,615

		721,738

	Metals & Mining — 0.0% (g)
40,502	New Gold, Inc., (Canada), expiring 06/28/17 (Strike Price $15.00) (a)	1,879

	Total Materials	739,169

	Total Warrants (Cost $4,255,629)	3,483,729

NUMBER OF CONTRACTS
Options Purchased — 0.6%
	Call Options Purchased — 0.3%
10	Allergan plc, expiring 05/20/16 at $310.00, American Style	7,000
28	Baxalta, Inc., expiring 06/17/16 at $35.00, American Style	16,800
57	CurrencyShares Euro Trust, expiring 03/18/16 at $111.00, American Style	1,396
33	Daktronics, Inc., expiring 04/15/16 at $10.00, American Style	743
189	Dow Chemical Co. (The), expiring 03/18/16 at $52.50, American Style	2,457
136	Dow Chemical Co. (The), expiring 03/18/16 at $55.00, American Style	1,156
255	Energy Transfer Equity LP, expiring 02/19/16 at $12.50, American Style	1,275
6	Energy Transfer Equity LP, expiring 02/19/16 at $15.00, American Style	15
142	Energy Transfer Equity LP, expiring 04/15/16 at $10.00, American Style	14,200

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
	Call Options Purchased — continued
83	Fairchild Semiconductor International, Inc., expiring 02/19/16 at $21.00, American Style	3,735
105	Forestar Group, Inc., expiring 02/19/16 at $17.50, American Style	2,362
90	Forestar Group, Inc., expiring 05/20/16 at $17.50, American Style	2,025
16	Global Eagle Entertainment, Inc., expiring 08/19/16 at $10.00, American Style	2,640
8	Global Eagle Entertainment, Inc., expiring 08/19/16 at $12.50, American Style	580
153	Intelsat S.A., expiring 03/18/16 at $12.50, American Style	765
174	iShares Russell 2000 ETF, expiring 02/19/16 at $116.00, American Style	174
12	John Bean Technologies Corp., expiring 04/15/16 at $50.00, American Style	1,470
5	Kindred Healthcare, Inc., expiring 02/19/16 at $17.50, American Style	50
59	NCR Corp., expiring 03/18/16 at $21.00, American Style	7,817
32	NCR Corp., expiring 07/15/16 at $21.00, American Style	6,960
EUR 946	Nokia OYJ, expiring 03/18/16 at EUR6.60, American Style	48,166
EUR 940	Nokia OYJ, expiring 03/18/16 at EUR6.80, American Style	38,695
EUR 237	Nokia OYJ, expiring 03/18/16 at EUR7.00, American Style	7,702
545	PowerShares DB US Dollar Index Bullish Fund, expiring 03/18/16 at $25.00, American Style	49,050
673	PowerShares DB US Dollar Index Bullish Fund, expiring 03/18/16 at $26.00, American Style	15,816
235	PowerShares DB US Dollar Index Bullish Fund, expiring 06/17/16 at $26.00, American Style	11,515
517	PowerShares DB US Dollar Index Bullish Fund, expiring 01/20/17 at $26.00, American Style	44,462
27	Southwestern Energy Co., expiring 03/18/16 at $18.00, American Style	243
199	SPDR S&P 500 ETF Trust, expiring 02/19/16 at $211.00, American Style	498
372	SPDR S&P 500 ETF Trust, expiring 03/18/16 at $190.00, American Style	272,862

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Options Purchased — continued
	Call Options Purchased — continued
EUR 274	Telecom Italia S.p.A., expiring 03/18/16 at EUR1.25, American Style	2,523
65	Time Warner, Inc., expiring 07/15/16 at $70.00, American Style	36,725
57	Vanguard Total Bond Market ETF, expiring 02/19/16 at $107.00, American Style	997
20	Weyerhaeuser Co., expiring 04/15/16 at $29.00, American Style	250
185	Zions Bancorp, expiring 07/15/16 at $27.00, American Style	8,418

	Total Call Options Purchased	611,542

	Put Options Purchased — 0.3%
68	BioTime, Inc., expiring 03/18/16 at $5.00, American Style	18,190
245	BioTime, Inc., expiring 06/17/16 at $2.50, American Style	11,637
87	BioTime, Inc., expiring 06/17/16 at $5.00, American Style	23,925
58	Bunge Ltd., expiring 01/20/17 at $35.00, American Style	3,915
17	Crown Castle International Corp., expiring 04/15/16 at $60.00, American Style	425
68	CurrencyShares Euro Trust, expiring 03/18/16 at $108.00, American Style	19,040
46	Dycom Industries, Inc., expiring 03/18/16 at $50.00, American Style	5,290
EUR 41	Euro STOXX 50 Index, expiring 02/19/16 at EUR2,850.00, European Style	10,082
EUR 41	Euro STOXX 50 Index, expiring 03/18/16 at EUR2,800.00, European Style	19,765
EUR 12	Euro STOXX Technology Index, expiring 03/18/16 at EUR370.00, European Style	5,070
50	Forestar Group, Inc., expiring 05/20/16 at $10.00, American Style	7,875
10	Forestar Group, Inc., expiring 08/19/16 at $7.50, American Style	750
99	Freeport-McMoRan, Inc., expiring 08/19/16 at $2.00, American Style	3,960
1,531	Freeport-McMoRan, Inc., expiring 01/20/17 at $3.00, American Style	137,025
31	Global Eagle Entertainment, Inc., expiring 08/19/16 at $7.50, American Style	1,550
142	Global Eagle Entertainment, Inc., expiring 08/19/16 at $10.00, American Style	20,945
50	Intelsat S.A., expiring 03/18/16 at $5.00, American Style	8,875

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
	Put Options Purchased — continued
10	Kinder Morgan, Inc., expiring 03/18/16 at $17.50, American Style	2,030
1,358	Kinder Morgan, Inc., expiring 01/20/17 at $7.50, American Style	68,579
12	Kindred Healthcare, Inc., expiring 05/20/16 at $10.00, American Style	2,160
20	Kindred Healthcare, Inc., expiring 05/20/16 at $12.50, American Style	7,400
10	Maiden Holdings Ltd., expiring 02/19/16 at $12.50, American Style	375
22	Maiden Holdings Ltd., expiring 08/19/16 at $10.00, American Style	1,375
100	Maiden Holdings Ltd., expiring 08/19/16 at $12.50, American Style	8,400
545	PowerShares DB US Dollar Index Bullish Fund, expiring 03/18/16 at $24.00, American Style	817
673	PowerShares DB US Dollar Index Bullish Fund, expiring 03/18/16 at $25.00, American Style	4,375
235	PowerShares DB US Dollar Index Bullish Fund, expiring 06/17/16 at $25.00, American Style	5,052
77	PowerShares DB US Dollar Index Bullish Fund, expiring 06/17/16 at $27.00, American Style	10,203
517	PowerShares DB US Dollar Index Bullish Fund, expiring 01/20/17 at $25.00, American Style	24,816
87	Qihoo 360 Technology Co., Ltd., expiring 01/20/17 at $25.00, American Style	2,393
89	Restoration Hardware Holdings, Inc., expiring 05/20/16 at $45.00, American Style	13,350
46	S&P 500 Index, expiring 03/18/16 at $1,775.00, European Style	70,380
55	Southwestern Energy Co., expiring 03/18/16 at $5.00, American Style	1,292
20	Southwestern Energy Co., expiring 03/18/16 at $6.00, American Style	940
50	Southwestern Energy Co., expiring 03/18/16 at $8.00, American Style	5,950
40	Southwestern Energy Co., expiring 06/17/16 at $7.00, American Style	5,680
51	SPDR S&P 500 ETF Trust, expiring 03/18/16 at $151.00, American Style	1,122
20	SPDR S&P 500 ETF Trust, expiring 03/18/16 at $155.00, American Style	580
400	SPDR S&P 500 ETF Trust, expiring 03/31/16 at $155.00, American Style	17,800

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Options Purchased — continued
	Put Options Purchased — continued
593	SPDR S&P 500 ETF Trust, expiring 06/17/16 at $132.00, American Style	35,284
6	SPDR S&P MidCap 400 ETF Trust, expiring 03/18/16 at $220.00, American Style	1,320
6	SPDR S&P MidCap 400 ETF Trust, expiring 03/18/16 at $240.00, American Style	4,380
23	Time Warner, Inc., expiring 03/18/16 at $165.00, American Style	4,427
23	Time Warner, Inc., expiring 07/15/16 at $180.00, American Style	28,865
10	Tyson Foods, Inc., expiring 04/15/16 at $30.00, American Style	75
77	Vanguard REIT ETF, expiring 01/20/17 at $70.00, American Style	37,730
EUR 270	Vivendi S.A., expiring 03/18/16 at EUR18.00, American Style	6,435
EUR 65	Vivendi S.A., expiring 03/18/16 at EUR19.00, American Style	3,098
13	Vmware, Inc., expiring 09/16/16 at $95.00, American Style	65,195
9	William Lyon Homes, expiring 05/20/16 at $15.00, American Style	4,050
20	William Lyon Homes, expiring 08/19/16 at $7.50, American Style	1,150
5	William Lyon Homes, expiring 08/19/16 at $10.00, American Style	713
1,492	WPX Energy, Inc., expiring 01/20/17 at $2.50, American Style	96,980
185	Zions Bancorp, expiring 07/15/16 at $20.00, American Style	18,315

	Total Put Options Purchased	861,405

	Total Options Purchased (Cost $2,034,783)	1,472,947

SHARES
Short-Term Investment — 17.0%
	Investment Company — 17.0%
44,369,208	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) ^^ (Cost $44,369,208)	44,369,208

	Total Investments, Before Short Positions — 83.6% (Cost $222,496,063)	217,811,901
	Other Assets in Excess of Liabilities — 16.4%	42,909,369

	NET ASSETS — 100.0%	$260,721,270

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — 30.2%
Common Stocks — 18.9%
	Consumer Discretionary — 3.4%
	Automobiles — 0.4%
38,800	Fiat Chrysler Automobiles N.V., (United Kingdom)	273,152
3,757	Tesla Motors, Inc. (a)	718,339

		991,491

	Hotels, Restaurants & Leisure — 0.6%
10,735	Carnival plc, ADR	540,292
175	Chipotle Mexican Grill, Inc. (a)	79,270
64,763	Del Taco Restaurants, Inc. (a)	626,258
1,852	Interval Leisure Group, Inc.	21,817
3,975	Marriott International, Inc., Class A	243,588

		1,511,225

	Household Durables — 0.2%
1,414	Newell Rubbermaid, Inc.	54,835
604	Whirlpool Corp.	81,172
27,890	William Lyon Homes, Class A (a)	302,885

		438,892

	Internet & Catalog Retail — 0.4%
10,268	Ctrip.com International Ltd., (China), ADR (a)	438,238
1,005	Netflix, Inc. (a)	92,299
341	Priceline Group, Inc. (The) (a)	363,155
4,304	TripAdvisor, Inc. (a)	287,335

		1,181,027

	Leisure Products — 0.1%
3,567	Polaris Industries, Inc.	263,387

	Media — 1.1%
5,659	Charter Communications, Inc., Class A (a)	969,726
15,513	Discovery Communications, Inc., Class C (a)	422,109
4,747	Liberty Media Corp., Class A (a)	173,835
11,913	News Corp., Class B	159,038
178,078	Sirius XM Holdings, Inc. (a)	658,889
6,356	Walt Disney Co. (The)	609,032

		2,992,629

	Multiline Retail — 0.2%
7,057	Kohl’s Corp.	351,086
4,628	Target Corp.	335,160

		686,246

	Specialty Retail — 0.2%
5,247	Foot Locker, Inc.	354,487
1,271	Restoration Hardware Holdings, Inc. (a)	78,319

		432,806

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Textiles, Apparel & Luxury Goods — 0.2%
1,298	Swatch Group AG (The), (Switzerland)	443,927

	Total Consumer Discretionary	8,941,630

	Consumer Staples — 0.6%
	Beverages — 0.1%
2,226	Anheuser-Busch InBev N.V., (Belgium), ADR	280,120
585	Brown-Forman Corp., Class B	57,236

		337,356

	Food & Staples Retailing — 0.2%
76,297	Tesco plc, (United Kingdom) (a)	189,836
19,574	Woolworths Ltd., (Australia)	340,288

		530,124

	Food Products — 0.2%
3,574	Bunge Ltd (Bermuda).	221,624
6,399	Tyson Foods, Inc., Class A	341,451

		563,075

	Personal Products — 0.1%
2,900	Unilever N.V., (United Kingdom)	128,789

	Total Consumer Staples	1,559,344

	Energy — 1.8%
	Energy Equipment & Services — 1.2%
22,538	Halliburton Co.	716,483
8,954	National Oilwell Varco, Inc.	291,363
27,436	Schlumberger Ltd.	1,982,800

		2,990,646

	Oil, Gas & Consumable Fuels — 0.6%
11,038	BP plc, (United Kingdom), ADR	357,300
80,352	Energy Transfer Equity LP	697,455
62,001	Southwestern Energy Co. (a)	551,189

		1,605,944

	Total Energy	4,596,590

	Financials — 2.6%
	Banks — 1.8%
12,993	Associated Banc-Corp.	228,027
7,290	Canadian Imperial Bank of Commerce, (Canada)	474,794
28,861	DBS Group Holdings Ltd., (Singapore)	286,917
11,901	PNC Financial Services Group, Inc. (The)	1,031,222
29,179	SunTrust Banks, Inc.	1,067,368
26,376	TCF Financial Corp.	316,776
7,064	Wells Fargo & Co.	354,825
5,110	Wintrust Financial Corp.	215,080
30,406	Zions Bancorporation	689,608

		4,664,617

SHARES	SECURITY DESCRIPTION	VALUE
	Consumer Finance — 0.1%
2,831	Capital One Financial Corp.	185,770

	Insurance — 0.0% (g)
18,575	Maiden Holdings Ltd., (Bermuda)	237,760

	Real Estate Investment Trusts (REITs) — 0.2%
3,260	Crown Castle International Corp.	281,012
1,074	Digital Realty Trust, Inc.	86,006
2,567	Weyerhaeuser Co.	65,741

		432,759

	Real Estate Management & Development — 0.2%
40,814	Forestar Group, Inc. (a)	370,591
800	Jones Lang LaSalle, Inc.	112,576
151,707	New World China Land Ltd., (Hong Kong)	147,297

		630,464

	Thrifts & Mortgage Finance — 0.3%
31,454	Washington Federal, Inc.	671,543

	Total Financials	6,822,913

	Health Care — 2.5%
	Biotechnology — 0.0% (g)
57,877	BioTime, Inc. (a)	140,062
630	ContraFect Corp. (a)	2,060

		142,122

	Health Care Equipment & Supplies — 0.2%
308	Intuitive Surgical, Inc. (a)	166,582
4,427	Varian Medical Systems, Inc. (a)	341,454

		508,036

	Health Care Providers & Services — 0.8%
12,433	Aetna, Inc.	1,266,177
6,992	Amsurg Corp. (a)	511,744
3,040	Anthem, Inc.	396,690

		2,174,611

	Life Sciences Tools & Services — 0.1%
1,783	Illumina, Inc. (a)	281,625

	Pharmaceuticals — 1.4%
1,354	Allergan plc (a)	385,118
21,450	Depomed, Inc. (a)	329,043
10,100	EyeGate Pharmaceuticals, Inc. (a)	17,271
24,812	Pfizer, Inc.	756,518
8,845	Shire plc, (Ireland), ADR	1,488,614

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Pharmaceuticals — continued
9,655	Teva Pharmaceutical Industries Ltd., (Israel), ADR	593,589

		3,570,153

	Total Health Care	6,676,547

	Industrials — 1.1%
	Aerospace & Defense — 0.1%
1,118	TransDigm Group, Inc. (a)	251,248

	Building Products — 0.0% (g)
418	Lennox International, Inc.	50,085

	Commercial Services & Supplies — 0.3%
3,735	Stericycle, Inc. (a)	449,507
4,590	Waste Connections, Inc.	275,263

		724,770

	Electrical Equipment — 0.0% (g)
669	Rockwell Automation, Inc.	63,936

	Machinery — 0.5%
5,607	Blue Bird Corp. (a)	54,949
4,760	Caterpillar, Inc.	296,262
10,559	Deere & Co.	813,149
1,607	Dover Corp.	93,929

		1,258,289

	Professional Services — 0.0% (g)
1,303	Nielsen Holdings plc	62,753

	Trading Companies & Distributors — 0.2%
13,349	Fastenal Co.	541,435

	Total Industrials	2,952,516

	Information Technology — 4.3%
	Electronic Equipment, Instruments & Components — 0.1%
44,506	Applied DNA Sciences, Inc. (a)	142,419

	Internet Software & Services — 2.0%
66,211	Alibaba Group Holding Ltd., (China), ADR (a)	4,438,123
88	Alphabet, Inc., Class A (a)	66,999
6,200	j2 Global, Inc.	449,562
44,552	Monster Worldwide, Inc. (a)	222,314
7,028	Zillow Group, Inc., Class C (a)	144,074

		5,321,072

	IT Services — 0.2%
3,768	International Business Machines Corp.	470,209

SHARES	SECURITY DESCRIPTION	VALUE
	Semiconductors & Semiconductor Equipment — 1.9%
10,964	Avago Technologies Ltd., (Singapore)	1,465,996
22,378	Intel Corp.	694,166
18,580	Lam Research Corp.	1,333,858
21,771	Micron Technology, Inc. (a)	240,134
23,258	NVIDIA Corp.	681,227
32,544	SunEdison, Inc. (a)	101,863
14,720	SunPower Corp. (a)	374,477

		4,891,721

	Software — 0.1%
7,390	Mobileye N.V., (Israel) (a)	200,491
1,491	VMware, Inc., Class A (a)	68,213

		268,704

	Technology Hardware, Storage & Peripherals — 0.0% (g)
3,602	Eastman Kodak Co. (a)	32,850

	Total Information Technology	11,126,975

	Materials — 1.2%
	Chemicals — 0.4%
3,819	AgroFresh Solutions, Inc. (a)	20,967
5,079	E.I. du Pont de Nemours & Co.	267,968
3,562	LyondellBasell Industries N.V., Class A	277,729
6,009	Mosaic Co. (The)	144,817
9,951	Potash Corp. of Saskatchewan, Inc., (Canada)	162,201
1,298	Westlake Chemical Corp.	59,033

		932,715

	Construction Materials — 0.5%
35,566	Tecnoglass, Inc., (Colombia) (a)	420,390
21,432	U.S. Concrete, Inc. (a)	974,728

		1,395,118

	Metals & Mining — 0.3%
52,230	First Quantum Minerals Ltd., (Canada)	112,968
472,997	Glencore plc, (Switzerland) (a)	609,833

		722,801

	Total Materials	3,050,634

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.4%
2,361	AT&T, Inc.	85,138
62,915	Intelsat S.A., (Luxembourg) (a)	210,136
143,200	Koninklijke KPN N.V., (Netherlands)	554,134
109,625	Telecom Italia S.p.A., (Italy) (a)	122,011
1,880	Verizon Communications, Inc.	93,943

		1,065,362

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — continued
Common Stocks — continued
	Wireless Telecommunication Services — 0.1%
3,915	T-Mobile US, Inc. (a)	157,187

	Total Telecommunication Services	1,222,549

	Utilities — 0.9%
	Electric Utilities — 0.3%
2,820	Chugoku Electric Power Co., Inc. (The), (Japan)	37,597
7,717	Emera, Inc., (Canada)	246,069
3,947	NextEra Energy, Inc.	440,919

		724,585

	Gas Utilities — 0.3%
14,821	Piedmont Natural Gas Co., Inc.	877,996
	Multi-Utilities — 0.3%
14,100	Black Hills Corp.	694,848

	Total Utilities	2,297,429

	Total Common Stocks (Proceeds $54,175,678)	49,247,127

Exchange-Traded Funds — 11.3%
	Fixed Income — 0.7%
4,594	iShares iBoxx $ High Yield Corporate Bond ETF	364,213
1,040	iShares iBoxx Investment Grade Corporate Bond Fund	118,716
1,724	iShares TIPS Bond ETF	192,054
2,621	iShares US Preferred Stock ETF	100,830
30,869	PowerShares DB US Dollar Index Bullish Fund (a)	798,272
5,037	SPDR Barclays Convertible Securities ETF	206,416
2,783	SPDR Barclays High Yield Bond ETF	92,423

	Total Fixed Income	1,872,924

	International Equity — 0.8%
1,900	Direxion Daily Emerging Markets Bear 3X Shares (a)	99,408
9,188	iShares China Large-Cap ETF	286,849
24,167	iShares MSCI Brazil Capped ETF	479,232
38,160	iShares MSCI Emerging Markets ETF	1,166,933
2,410	iShares MSCI Switzerland Capped ETF	70,275

	Total International Equity	2,102,697

	U.S. Equity — 9.8%
10,839	Alerian MLP ETF	112,726
1,800	Direxion Daily Financial Bear 3X Shares (a)	92,898
3,800	Direxion Daily Financial Bull 3X Shares (a)	83,562
3,340	Direxion Daily Gold Miners Index Bull 3X Shares (a)	85,738

SHARES	SECURITY DESCRIPTION	VALUE
	U.S. Equity — continued
3,000	Direxion Daily Small Cap Bear 3X Shares (a)	169,740
2,908	Energy Select Sector SPDR Fund	169,362
4,131	Health Care Select Sector SPDR Fund	274,587
12,689	Industrial Select Sector SPDR Fund	634,323
303	SPDR S&P MidCap 400 ETF Trust	72,711
122,481	SPDR S&P 500 ETF Trust	23,745,391
1,634	Vanguard REIT ETF	125,769

	Total U.S. Equity	25,566,807

	Total Exchange-Traded Funds (Proceeds $31,531,293)	29,542,428

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Financials — 0.0% (g)
	Banks — 0.0% (g)
9,000	Bank of America Corp., expiring 01/16/19 (Strike Price $13.11) (a)	38,250
25,000	Citigroup, Inc., expiring 01/04/19 (Strike Price $106.10) (a)	3,750

	Total Warrants (Proceeds $77,997)	42,000

	Total Securities Sold Short (Proceeds $85,784,968)	78,831,555

Percentages indicated are based on net assets.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
34	Euro Bund^	03/08/16	EUR	6,016,540	66,782
17	Cocoa Futures^	03/14/16	GBP	486,646	(52,509)
7	Soybean Oil Futures^	03/14/16	USD	129,696	(1,566)
4	10 Year Australian Government Bond^	03/15/16	AUD	366,367	1,110
9	10 Year Australian Government Bond	03/15/16	AUD	824,326	17,338
8	NASDAQ 100 E-Mini^	03/18/16	USD	682,080	(250)
48	10 Year Canadian Government Bond^	03/21/16	CAD	4,894,225	44,644
12	10 Year U.S. Treasury Note	03/21/16	USD	1,554,937	38,600
7	10 Year U.S. Treasury Note^	03/21/16	USD	907,047	5,849
15	U.S. Long Bond^	03/21/16	USD	2,415,469	26,353
8	Long Gilt	03/29/16	GBP	1,371,552	33,379
5	Long Gilt^	03/29/16	GBP	857,220	9,270
17	Sugar No. 11 (World Markets) Futures^	04/29/16	USD	249,043	(9,497)
216	3-Month Euro Euribor^	06/19/17	EUR	58,682,469	69,725
283	90 Day Eurodollar^	06/19/17	USD	70,046,038	54,859
128	90 Day Sterling^	06/21/17	GBP	22,627,414	71,128
	Short Futures Outstanding
(5)	CAC 40 Index	02/19/16	EUR	(238,922)	962
(6)	CAC 40 Index^	02/19/16	EUR	(286,706)	(2,590)
(2)	WTI Crude Oil Futures^	02/22/16	USD	(67,240)	3,516
(18)	Natural Gas Futures^	02/25/16	USD	(413,640)	(2,947)
(7)	Hang Seng Index^	02/26/16	HKD	(887,185)	(17,253)
(8)	Brent Crude Oil Futures^	02/29/16	USD	(287,920)	(43,781)
(2)	Gasoline RBOB Futures^	02/29/16	USD	(95,113)	5,376
(6)	NY Harbor ULSD Futures^	02/29/16	USD	(271,832)	(38)
(6)	Euro Bund	03/08/16	EUR	(1,061,743)	(20,707)
(6)	Low Sulphur Gas Oil Futures^	03/10/16	USD	(187,200)	6,992
(2)	TOPIX Index^	03/10/16	JPY	(237,724)	(16,214)
(10)	10 Year Mini Japanese Government Bond	03/11/16	JPY	(1,242,886)	(14,056)
(32)	Corn Futures^	03/14/16	USD	(595,200)	5,718
(11)	Hard Red Winter Wheat Futures^	03/14/16	USD	(259,600)	3,997
(23)	LME Aluminum Futures^	03/16/16	USD	(871,556)	(17,833)
(9)	LME Copper Futures^	03/16/16	USD	(1,027,350)	4,712
(12)	LME Zinc Futures^	03/16/16	USD	(486,600)	(21,140)
(18)	Soybean Futures^	03/14/16	USD	(794,025)	(3,934)
(11)	Soybean Meal Futures^	03/14/16	USD	(299,640)	3,122
(22)	Wheat Futures^	03/14/16	USD	(527,175)	24,194
(1)	DAX Index^	03/18/16	EUR	(264,217)	(9,644)
(7)	DJIA Mini E-CBOT^	03/18/16	USD	(572,460)	(11,713)
(11)	Euro STOXX 50 Index^	03/18/16	EUR	(360,826)	1,378
(5)	E-mini Russell 2000	03/18/16	USD	(515,700)	33,130
(8)	E-mini Russell 2000^	03/18/16	USD	(825,120)	9,515
(5)	E-mini S&P 500	03/18/16	USD	(482,525)	6,580
(3)	E-mini S&P 500^	03/18/16	USD	(289,515)	(6,021)
(8)	FTSE 100 Index^	03/18/16	GBP	(684,750)	(13,109)
(12)	10 Year Canadian Government Bond	03/21/16	CAD	(1,223,556)	(25,081)
(15)	Silver Futures^	03/29/16	USD	(1,068,225)	(12,446)
(19)	Gold 100 OZ Futures^	04/27/16	USD	(2,121,160)	(40,639)
(4)	Coffee ‘C’ Futures^	05/18/16	USD	(177,750)	308

					205,569

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2016		NET UNREALIZED APPRECIATION (DEPRECIATION)
27,931 28,029	AUD for CAD	Goldman Sachs International	02/18/16	20,008	#	19,754	#	(254)
380,702	AUD	Merrill Lynch International	02/18/16	272,013		269,242		(2,771)
1,821,000	AUD	Morgan Stanley^	03/18/16	1,290,710		1,286,040		(4,670)
240,704	BRL	Goldman Sachs International†	02/18/16	59,069		59,909		840
2,276,000	CAD	Morgan Stanley^	03/18/16	1,606,721		1,624,679		17,958
281,994	CHF	Morgan Stanley	03/16/16	282,961		275,774		(7,187)
181,000	CHF	Morgan Stanley^	03/18/16	181,471		177,025		(4,446)
24,335,825	CNH	Morgan Stanley†	07/29/16	3,651,063		3,603,089		(47,974)
19,166	EUR	BNP Paribas	02/18/16	20,804		20,770		(34)
234,892	EUR	Morgan Stanley	03/16/16	256,133		254,739		(1,394)
1,899,000	EUR	Morgan Stanley^	03/18/16	2,091,478		2,059,584		(31,894)
100,000	EUR	Morgan Stanley	03/31/16	108,683		108,502		(181)
45,054	GBP	BNP Paribas	02/18/16	65,141		64,198		(943)
104,589	GBP	Citibank, N.A.	02/18/16	153,550		149,031		(4,519)
160,751	GBP	Morgan Stanley	03/16/16	227,898		229,071		1,173
788,000	GBP	Morgan Stanley^	03/18/16	1,150,795		1,122,910		(27,885)
855,262,189	IDR	Morgan Stanley†	02/18/16	60,678		62,376		1,698
4,014,256	INR	Goldman Sachs International†	02/18/16	59,950		58,974		(976)
18,685,705	JPY	Citibank, N.A.	02/18/16	156,689		154,386		(2,303)
6,733,888	JPY	Goldman Sachs International	02/18/16	57,286		55,637		(1,649)
420,159,000	JPY	Morgan Stanley^	03/18/16	3,532,664		3,474,302		(58,362)
544,000	MXN	Morgan Stanley^	03/18/16	30,128		29,899		(229)
254,971	MYR	Morgan Stanley†	02/18/16	58,722		61,563		2,841
387,673	NZD	Citibank, N.A.	02/18/16	260,057		250,802		(9,255)
37,062	NZD	Goldman Sachs International	02/18/16	24,231		23,977		(254)
270,598	NZD	Standard Chartered Bank	02/18/16	178,343		175,061		(3,282)
3,211,000	NZD	Morgan Stanley^	03/18/16	2,142,600		2,073,696		(68,904)
2,875,873	PHP	Morgan Stanley†	02/18/16	60,763		60,120		(643)
4,196,954	RUB	Merrill Lynch International†	02/18/16	56,923		55,372		(1,551)
756,824	SEK	Citibank, N.A.	02/18/16	88,989		88,208		(781)
183,885	TRY	Deutsche Bank AG	02/18/16	60,857		61,941		1,084
898,701	ZAR	Deutsche Bank AG	02/18/16	55,877		56,407		530
				18,323,255		18,067,038		(256,217)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
167,823	AUD	BNP Paribas	02/18/16	117,516	118,688	(1,172)
2,575,000	AUD	Morgan Stanley^	03/18/16	1,797,584	1,818,535	(20,951)
99,000	AUD	Morgan Stanley	03/31/16	67,519	69,869	(2,350)
240,704	BRL	Morgan Stanley†	02/18/16	58,523	59,910	(1,387)
25,590	CAD	BNP Paribas	02/18/16	17,701	18,267	(566)
399,577	CAD	Citibank, N.A.	02/18/16	286,089	285,228	861
448,620	CAD	Standard Chartered Bank	02/18/16	318,420	320,235	(1,815)
5,804,000	CAD	Morgan Stanley^	03/18/16	4,181,540	4,143,077	38,463
135,000	CAD	Morgan Stanley	03/31/16	92,921	96,368	(3,447)
98,737	CHF	Citibank, N.A.	02/18/16	98,347	96,447	1,900
68,818	CHF	Goldman Sachs International	02/18/16	68,964	67,222	1,742
2,049,994	CHF	Morgan Stanley	03/16/16	2,081,503	2,004,780	76,723
3,822,000	CHF	Morgan Stanley^	03/18/16	3,870,827	3,738,071	132,756
33,815,904	CNH	Morgan Stanley†	07/29/16	5,069,995	5,006,682	63,313
1,641,280	CZK	Citibank, N.A.	02/18/16	66,024	65,817	207
64,286	EUR	Goldman Sachs International	02/18/16	69,953	69,667	286
80,407	EUR	Merrill Lynch International	02/18/16	86,876	87,137	(261)
902,961	EUR	Morgan Stanley	03/16/16	996,663	979,255	17,408
6,527,000	EUR	Morgan Stanley^	03/18/16	7,109,673	7,078,941	30,732
3,230,000	EUR	Morgan Stanley	03/31/16	3,545,380	3,504,600	40,780
21,521	GBP	BNP Paribas	02/18/16	31,034	30,665	369
193,011	GBP	Citibank, N.A.	02/18/16	280,200	275,025	5,175
4,216,000	GBP	Morgan Stanley^	03/18/16	6,290,056	6,007,864	282,192
438,000	GBP	Morgan Stanley	03/31/16	627,381	624,182	3,199
8,333,000	HKD	Morgan Stanley	03/31/16	1,069,219	1,071,016	(1,797)
17,656,126	HUF	Standard Chartered Bank	02/18/16	60,861	61,425	(564)
250,717	ILS	BNP Paribas	02/18/16	63,970	63,324	646
4,014,256	INR	Morgan Stanley†	02/18/16	59,852	58,975	877
2,212,063	JPY	Goldman Sachs International	02/18/16	18,818	18,276	542
509,636,000	JPY	Morgan Stanley^	03/18/16	4,287,347	4,214,190	73,157
72,610,781	KRW	Morgan Stanley†	02/18/16	60,762	60,055	707
30,437,000	MXN	Morgan Stanley^	03/18/16	1,731,484	1,672,854	58,630
254,971	MYR	Goldman Sachs International†	02/18/16	58,007	61,563	(3,556)
1,569,089	NOK	Merrill Lynch International	02/18/16	175,612	180,709	(5,097)
1,336,422	NOK	Royal Bank of Canada	02/18/16	149,943	153,912	(3,969)
2,964,000	NZD	Morgan Stanley^	03/18/16	1,904,110	1,914,182	(10,072)
253,214	RON	Merrill Lynch International	02/18/16	60,829	60,216	613
2,862,931	SEK	Citibank, N. A.	02/18/16	336,617	333,675	2,942
1,341,000	SGD	Morgan Stanley	03/31/16	929,907	940,113	(10,206)
				48,198,027	47,431,017	767,010

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at January 31, 2016, of the currency being sold, and the value at January 31, 2016, is the U.S. Dollar market value of the currency being purchased.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE		PREMIUMS RECEIVED
Applied DNA Sciences, Inc., American Style		2.50	03/18/16	25	(2,188)		(2,488)
Applied DNA Sciences, Inc., American Style		5.00	06/17/16	250	(6,875)		(23,305)
BioTime, Inc., American Style		2.50	03/18/16	45	(10,800)		(3,133)
BioTime, Inc., American Style		5.00	03/18/16	45	(225)		(1,778)
Baxalta, Inc., American Style		40.00	06/17/16	28	(7,840)		(10,275)
Direxion Daily Gold Miners Index Bear 3X Shares, American Style		13.00	03/18/16	38	(10,450)		(54,701)
Energy Transfer Equity LP, American Style		15.00	04/15/16	142	(3,195)		(12,747)
Nokia OYJ, American Style	EUR	8.00	06/17/16	2,114	(45,802)	EUR	(37,666)
Syngenta AG, American Style	CHF	420.00	03/18/16	139	(11,765)	CHF	(10,932)
Telecom Italia S.p.A., American Style	EUR	1.45	03/18/16	137	(207)	EUR	(3,052)
Time Warner, Inc., American Style		77.50	07/15/16	18	(4,545)		(4,618)

					(103,892)

Put Options Written

DESCRIPTION		EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE		PREMIUMS RECEIVED
Euro STOXX 50 Index, European Style	EUR	2,625.00	02/19/16	12	(624)	EUR	(2,515)
NCR Corp., American Style		18.00	07/15/16	32	(2,960)		(3,167)
Telecom Italia S.p.A., American Style	EUR	1.00	03/18/16	90	(5,216)	EUR	(3,580)
Time Warner Cable, Inc., American Style		180.00	03/18/16	23	(13,685)		(18,330)
Time Warner Cable, Inc., American Style		165.00	07/15/16	23	(16,330)		(16,030)
Time Warner, Inc., American Style		60.00	07/15/16	65	(14,105)		(18,067)

					(52,920)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Centrally Cleared Credit Default Swap - Buy Protection [1]

Credit Index:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF JANUARY 31, 2016 [2]	NOTIONAL AMOUNT [3]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
iTraxx Europe Crossover 24.1	5.000% Quaterly	12/20/20	3.6804%	EUR	283,000	(19,051)	18,630

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swap on credit indiex are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Total Return Swaps Outstanding at January 31, 2016

SWAP COUNTERPARTY/REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	NOTIONAL VALUE	TERMINATION DATE	VALUE
Morgan Stanley Capital Services:
Repsol S.A. (Spain)	Total return on the position at maturity	Federal funds floating rate at maturity	316,075	09/16/16	39,416
SABMiller plc (United Kingdom)	Total return on the position at maturity	Federal funds floating rate at maturity	227,445	10/31/16	(4,979)

					34,437

Total Return Basket Swaps* Outstanding at January 31, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	01/16/17	11,216
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	12/19/16	46,991
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.	01/26/18	179,533	**

			237,740

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The fair value is zero. Amount presented represents due from counterparty for swap contract.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
BRL	—	Brazilian Real
Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
CAC	—	Continuous Assisted Quotation
CAD	—	Canadian Dollar
CBOT	—	Chicago Board of Trade
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CNH	—	Chinese Renminbi
CZK	—	Czech Republic Koruna
DAX	—	Deutscher Aktien Index
DJIA	—	Dow Jones Industrial Average
ETF	—	Exchange-Traded Fund
ETN	—	Exchange-Traded Note
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of January 31, 2016. The rate may be subject to a cap and floor.
ILS	—	Israeli Shekel
INR	—	Indian Rupee
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
KRW	—	Korean Won
LIBOR	—	London Interbank Offered Rate
LME	—	London Metal Exchange
MLP	—	Master Limited Partnership
MSCI	—	Morgan Stanley Capital International
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NASDAQ	—	National Association of Securities Dealers Automated Quotation
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
RBOB	—	Reformulated gasoline blendstock for oxygen blending
REIT	—	Real Estate Investment Trust.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
RON	—	Romanian Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SPDR	—	Standard & Poor’s Depositary Receipts
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2016.
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TRY	—	Turkish Lira
ULSD	—	Ultra Low Sulfur Diesel
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2016.
WTI	—	West Texas Intermediate

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of January 31, 2016.
(m)	—	All or a portion of this security is pledged for holdings of short sales, futures, swaps, options and/or forward foreign currency exchange contracts. The aggregate amount of securities segregated is $47,158,717.
(r)	—	Rates shown are per annum and payments are as described.
^	—	Represents positions held by the Subsidiary.
^^	—	A portion of the position is held by the Subsidiary.
†	—	Non-deliverable forward.

The value and percentage, based on total investments, of the long positions that apply the fair valuation policy for the international investments as described in Note A is $9,674,801 and 4.4%, respectively.

The value and percentage, based on total investments, of the short positions that apply the fair valuation policy for the international investments as described in Note A is $2,731,839 and 3.4%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,042,352
Aggregate gross unrealized depreciation	(10,726,514)

Net unrealized appreciation/depreciation	$(4,684,162)

Federal income tax cost of investments	$222,496,063

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Long Positions
Common Stocks
Consumer Discretionary — 0.4%
Auto Components — 0.0% (g)
Brembo S.p.A. (Italy)	409	16,840	16,713	(127)
Calsonic Kansei Corp. (Japan)	3,000	22,668	25,821	3,153
Cooper Tire & Rubber Co.	480	16,603	17,501	898
Lear Corp.	145	15,005	15,055	50
Linamar Corp. (Canada)	431	17,163	16,807	(356)
Magna International, Inc. (Canada)	574	19,988	19,942	(46)

	5,039	108,267	111,839	3,572

Automobiles — 0.0% (g)
Fuji Heavy Industries Ltd. (Japan)	500	18,138	20,055	1,917
Peugeot S.A. (France) (a)	1,106	16,350	16,366	16
Renault S.A. (France)	179	14,572	15,112	540

	1,785	49,060	51,533	2,473

Distributors — 0.0% (g)
Inchcape plc (United Kingdom)	1,781	17,905	18,208	303
Diversified Consumer Services — 0.0% (g)
H&R Block, Inc.	696	22,182	23,699	1,517
Hotels, Restaurants & Leisure — 0.0% (g)
Carnival Corp.	416	20,729	20,022	(707)
Carnival plc	328	16,865	16,264	(601)
Cracker Barrel Old Country Store, Inc.	141	17,440	18,504	1,064
Flight Centre Travel Group Ltd. (Australia)	810	21,356	22,404	1,048
Marriott Vacations Worldwide Corp.	407	19,910	20,102	192
Star Entertainment Grp Ltd. (The) (Australia)	5,013	17,163	19,088	1,925
Wyndham Worldwide Corp.	266	17,399	17,263	(136)

	7,381	130,862	133,647	2,785

Household Durables — 0.1%
Barratt Developments plc (United Kingdom)	1,916	15,793	16,367	574
Bellway plc (United Kingdom)	498	18,885	19,713	828
Berkeley Group Holdings plc (United Kingdom)	382	19,106	19,241	135
Bovis Homes Group plc (United Kingdom)	1,310	17,065	17,481	416
DR Horton, Inc.	544	14,498	14,965	467
Haseko Corp. (Japan)	2,100	20,760	21,596	836
Iida Group Holdings Co., Ltd. (Japan)	1,300	21,324	22,775	1,451
Persimmon plc (United Kingdom) (a)	597	16,307	17,320	1,013
PulteGroup, Inc.	1,301	20,738	21,805	1,067
Sekisui House Ltd. (Japan)	1,400	21,250	21,671	421
Taylor Wimpey plc (United Kingdom)	5,959	15,614	16,337	723

	17,307	201,340	209,271	7,931

Leisure Products — 0.0% (g)
Heiwa Corp. (Japan)	1,200	22,037	23,095	1,058
Media — 0.1%
Comcast Corp.	331	17,837	18,440	603
Fairfax Media Ltd. (Australia)	31,226	17,935	19,559	1,624
Gannett Co., Inc.	1,423	21,729	21,117	(612)
Interpublic Group of Cos, Inc. (The)	919	19,961	20,622	661
ProSiebenSat.1 Media SE (Germany)	385	18,624	19,146	522
Scholastic Corp.	485	18,605	16,650	(1,955)
Sinclair Broadcast Group, Inc.	712	21,075	23,496	2,421
Sky plc (United Kingdom)	1,077	16,067	16,604	537
Technicolor S.A. (France)	2,579	18,305	18,300	(5)

	39,137	170,138	173,934	3,796

Multiline Retail — 0.1%
Big Lots, Inc.	601	21,612	23,307	1,695
Dillard’s, Inc.	353	22,017	24,854	2,837
Kohl’s Corp.	400	19,260	19,900	640
Macy’s, Inc.	663	25,114	26,792	1,678
Marks & Spencer Group plc (United Kingdom)	3,536	21,302	21,368	66
Target Corp.	319	22,355	23,102	747

	5,872	131,660	139,323	7,663

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Long Positions — continued
Common Stocks — continued
Specialty Retail — 0.1%
Abercrombie & Fitch Co.	858	21,922	22,514	592
American Eagle Outfitters, Inc.	1,339	19,161	19,603	442
Best Buy Co., Inc.	761	20,631	21,255	624
Caleres, Inc.	864	21,064	23,224	2,160
Children’s Place, Inc. (The)	360	22,403	23,436	1,033
Express, Inc. (a)	1,341	22,073	22,743	670
Foot Locker, Inc.	282	17,103	19,052	1,949
GameStop Corp.	827	21,204	21,676	472
Guess?, Inc.	1,228	21,429	22,767	1,338
Outerwall, Inc.	634	19,153	21,429	2,276
WH Smith plc (United Kingdom)	693	15,720	18,189	2,469

	9,187	221,863	235,888	14,025

Total Consumer Discretionary	89,385	1,075,314	1,120,437	45,123

Consumer Staples — 0.2%
Beverages — 0.0% (g)
Coca-Cola Enterprises, Inc.	355	16,294	16,479	185
Dr. Pepper Snapple Group, Inc.	226	20,150	21,208	1,058

	581	36,444	37,687	1,243

Food & Staples Retailing — 0.1%
Delhaize Group (Belgium)	104	9,828	10,865	1,037
Empire Co., Ltd. (Canada)	1,252	21,750	23,666	1,916
George Weston Ltd. (Canada)	233	17,267	17,964	697
Ingles Markets, Inc.	526	19,178	20,177	999
Kroger Co. (The)	570	21,939	22,122	183
Metro, Inc. (Canada)	758	21,653	22,406	753

	3,443	111,615	117,200	5,585

Food Products — 0.1%
Cal-Maine Foods, Inc.	500	24,695	25,235	540
Campbell Soup Co.	398	21,090	22,451	1,361
Ebro Foods S.A. (Spain)	955	17,650	18,653	1,003
Flowers Foods, Inc.	1,078	22,422	22,142	(280)
Fresh Del Monte Produce, Inc.	458	18,027	18,691	664
Hormel Foods Corp.	242	18,421	19,459	1,038
Ingredion, Inc.	214	19,104	21,554	2,450
Lancaster Colony Corp.	154	17,667	15,659	(2,008)
Morinaga & Co., Ltd. (Japan)	4,000	19,780	21,707	1,927
Pinnacle Foods, Inc.	414	17,272	17,757	485
Tyson Foods, Inc.	357	18,382	19,050	668

	8,770	214,510	222,358	7,848

Household Products — 0.0% (g)
Clorox Co. (The)	142	18,014	18,325	311
Personal Products — 0.0% (g)
USANA Health Sciences, Inc. (a)	181	21,427	22,969	1,542
Tobacco — 0.0% (g)
Imperial Tobacco Group plc (United Kingdom)	347	17,376	18,720	1,344
Reynolds American, Inc.	460	21,463	22,977	1,514
Universal Corp.	328	16,935	17,951	1,016

	1,135	55,774	59,648	3,874

Total Consumer Staples	14,252	457,784	478,187	20,403

Energy — 0.2%
Energy Equipment & Services — 0.0% (g)
Baker Hughes, Inc.	415	16,554	18,057	1,503
Hunting plc (United Kingdom)	5,240	18,904	22,866	3,962
John Wood Group plc (United Kingdom)	2,094	17,097	19,185	2,088
National Oilwell Varco, Inc.	527	15,784	17,149	1,365
Noble Corp. plc (United Kingdom)	2,197	17,115	17,115	—
Tecnicas Reunidas S.A. (Spain)	623	20,894	20,591	(303)
WorleyParsons Ltd. (Australia)	6,465	19,473	15,511	(3,962)

	17,561	125,821	130,474	4,653

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Long Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — 0.2%
Alon USA Energy, Inc.	1,562	18,885	19,650	765
BP plc (United Kingdom)	3,749	18,056	20,091	2,035
Cameco Corp. (Canada)	1,888	21,193	22,924	1,731
Chevron Corp.	199	16,650	17,208	558
CVR Energy, Inc.	589	20,857	20,627	(230)
Delek US Holdings, Inc.	942	17,276	16,033	(1,243)
Enbridge Income Fund Holdings, Inc. (Canada)	1,150	21,947	24,028	2,081
Eni S.p.A. (Italy)	1,258	17,104	18,098	994
Green Plains, Inc.	874	15,050	16,562	1,512
HollyFrontier Corp.	581	19,742	20,318	576
Marathon Petroleum Corp.	360	14,911	15,044	133
Neste OYJ (Finland)	689	19,268	21,481	2,213
Nordic American Tankers Ltd. (Norway)	1,402	18,268	17,819	(449)
OMV AG (Austria)	738	17,764	18,912	1,148
Phillips 66	283	22,207	22,682	475
Ship Finance International Ltd. (Norway)	1,111	14,887	14,876	(11)
Tesoro Corp.	220	20,396	19,195	(1,201)
TOTAL S.A. (France)	404	16,481	17,909	1,428
Valero Energy Corp.	293	19,458	19,886	428
Western Refining, Inc.	651	22,395	21,418	(977)
World Fuel Services Corp.	603	22,956	23,487	531

	19,546	395,751	408,248	12,497

Total Energy	37,107	521,572	538,722	17,150

Financials — 0.3%
Banks — 0.0% (g)
Bank of Queensland Ltd. (Australia)	2,224	20,459	20,604	145
Erste Group Bank AG (Austria) (a)	754	20,605	21,833	1,228
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,100	17,254	15,605	(1,649)
National Bank of Canada (Canada)	628	16,190	17,918	1,728
Resona Holdings, Inc. (Japan)	4,700	21,996	21,255	(741)
Royal Bank of Canada (Canada)	362	17,320	18,747	1,427

	11,768	113,824	115,962	2,138

Capital Markets — 0.0% (g)
3i Group plc (United Kingdom)	2,893	17,847	18,220	373
Investec plc (South Africa)	3,361	20,194	21,259	1,065
Mediobanca S.p.A. (Italy)	2,463	20,909	19,651	(1,258)

	8,717	58,950	59,130	180

Diversified Financial Services — 0.0% (g)
Voya Financial, Inc.	532	16,088	16,269	181
Insurance — 0.3%
Ageas (Belgium)	460	19,567	18,610	(957)
Allianz SE (Germany)	105	16,984	16,908	(76)
Allied World Assurance Co. Holdings AG (Switzerland)	541	19,000	19,795	795
American Equity Investment Life Holding Co.	964	18,065	17,535	(530)
American Financial Group, Inc.	322	21,587	22,856	1,269
Amlin plc (United Kingdom)	1,362	12,916	12,983	67
AmTrust Financial Services, Inc.	293	16,370	16,757	387
Aspen Insurance Holdings Ltd. (Bermuda)	371	16,951	17,255	304
Assured Guaranty Ltd. (Bermuda)	823	20,098	19,571	(527)
AXA S.A. (France)	682	16,829	16,823	(6)
Axis Capital Holdings Ltd. (Bermuda)	321	17,398	17,305	(93)
Baloise Holding AG (Switzerland)	159	19,038	19,403	365
Direct Line Insurance Group plc (United Kingdom)	3,172	16,705	16,931	226
First American Financial Corp.	490	16,204	16,841	637
Great-West Lifeco, Inc. (Canada)	798	18,917	19,778	861
Hannover Rueck SE (Germany)	174	18,044	18,209	165
Hanover Insurance Group, Inc. (The)	250	19,338	20,372	1,034
Hartford Financial Services Group, Inc. (The)	442	17,273	17,760	487
Legal & General Group plc (United Kingdom)	6,003	20,451	20,828	377
Manulife Financial Corp. (Canada)	1,303	16,778	18,109	1,331
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	109	20,467	20,882	415

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Long Positions — continued
Common Stocks — continued
Insurance — continued
NN Group N.V. (Netherlands)	511	17,248	17,249	1
Old Mutual plc (United Kingdom)	9,163	19,801	22,157	2,356
Old Republic International Corp.	937	16,941	16,941	—
PartnerRe Ltd. (Bermuda)	123	17,218	17,269	51
Power Corp. of Canada (Canada)	928	18,041	19,681	1,640
Reinsurance Group of America, Inc.	271	21,924	22,826	902
SCOR SE (France)	498	16,524	17,331	807
Selective Insurance Group, Inc.	690	20,955	21,604	649
Sun Life Financial, Inc. (Canada)	595	16,324	17,066	742
Swiss Life Holding AG (Switzerland) (a)	71	18,193	17,993	(200)
Swiss Re AG (Switzerland)	215	19,440	19,897	457
Talanx AG (Germany)	765	21,808	21,916	108
Universal Insurance Holdings, Inc.	852	16,009	15,966	(43)
Validus Holdings Ltd. (Bermuda)	411	17,998	18,183	185

	35,174	637,404	651,590	14,186

Thrifts & Mortgage Finance — 0.0% (g)
Aareal Bank AG (Germany)	752	20,771	20,513	(258)

Total Financials	56,943	847,037	863,464	16,427

Health Care — 0.2%
Health Care Equipment & Supplies — 0.0% (g)
Greatbatch, Inc. (a)	373	15,461	14,402	(1,059)
Hill-Rom Holdings, Inc.	482	23,314	23,560	246
Stryker Corp.	190	17,311	18,838	1,527

	1,045	56,086	56,800	714

Health Care Providers & Services — 0.1%
Aetna, Inc.	214	22,479	21,794	(685)
Cardinal Health, Inc.	205	16,654	16,681	27
Chemed Corp.	155	21,685	21,750	65
Express Scripts Holding Co. (a)	199	14,843	14,302	(541)
Health Net, Inc. (a)	163	10,686	10,794	108
HealthSouth Corp.	546	18,477	19,541	1,064
Humana, Inc.	100	16,216	16,279	63
Laboratory Corp. of America Holdings (a)	145	16,105	16,291	186
McKesson Corp.	105	17,325	16,903	(422)
Medipal Holdings Corp. (Japan)	1,100	17,598	17,581	(17)
MEDNAX, Inc. (a)	248	16,437	17,226	789
Quest Diagnostics, Inc.	268	17,626	17,600	(26)
Suzuken Co., Ltd. (Japan)	500	16,341	17,036	695
UnitedHealth Group, Inc.	197	21,526	22,686	1,160
Universal Health Services, Inc.	194	21,179	21,852	673

	4,339	265,177	268,316	3,139

Life Sciences Tools & Services — 0.0% (g)
Cambrex Corp. (a)	380	15,888	13,163	(2,725)
Gerresheimer AG (Germany)	284	20,027	20,038	11
Lonza Group AG (Switzerland) (a)	123	17,884	18,768	884

	787	53,799	51,969	(1,830)

Pharmaceuticals — 0.1%
Kaken Pharmaceutical Co., Ltd. (Japan)	300	18,119	19,502	1,383
Mitsubishi Tanabe Pharma Corp. (Japan)	1,100	17,932	17,809	(123)
Roche Holding AG (Switzerland)	80	19,817	20,481	664
STADA Arzneimittel AG (Germany)	578	20,556	19,908	(648)

	2,058	76,424	77,700	1,276

Total Health Care	8,229	451,486	454,785	3,299

Industrials — 0.4%
Aerospace & Defense — 0.1%
Boeing Co. (The)	125	15,704	15,016	(688)
Curtiss-Wright Corp.	338	22,967	23,322	355
Huntington Ingalls Industries, Inc.	183	22,628	23,402	774
Northrop Grumman Corp.	110	20,263	20,357	94
Raytheon Co.	163	19,607	20,903	1,296

	919	101,169	103,000	1,831

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Long Positions — continued
Common Stocks — continued
Air Freight & Logistics — 0.0% (g)
CTT-Correios de Portugal S.A. (Portugal)	2,442	20,377	21,163	786
Royal Mail plc (United Kingdom)	2,946	17,961	19,276	1,315

	5,388	38,338	40,439	2,101

Airlines — 0.1%
Alaska Air Group, Inc.	262	18,007	18,445	438
Delta Air Lines, Inc.	358	15,931	15,856	(75)
easyJet plc (United Kingdom)	899	20,660	19,830	(830)
JetBlue Airways Corp. (a)	814	16,842	17,346	504
SkyWest, Inc.	939	13,653	14,104	451
Southwest Airlines Co.	538	21,396	20,239	(1,157)
Virgin America, Inc. (a)	622	17,671	19,189	1,518

	4,432	124,160	125,009	849

Commercial Services & Supplies — 0.0% (g)
Deluxe Corp.	355	18,336	19,844	1,508
Downer EDI Ltd. (Australia)	7,778	18,301	17,120	(1,181)
Herman Miller, Inc.	808	20,208	20,701	493
KAR Auction Services, Inc.	550	18,535	18,381	(154)
Tetra Tech, Inc.	689	16,315	18,252	1,937

	10,180	91,695	94,298	2,603

Construction & Engineering — 0.1%
Astaldi S.p.A. (Italy)	3,867	21,104	19,404	(1,700)
Boskalis Westminster N.V. (Netherlands)	577	21,562	22,690	1,128
Carillion plc (United Kingdom)	5,204	21,176	20,414	(762)
Eiffage S.A. (France)	304	18,516	20,846	2,330
EMCOR Group, Inc.	414	18,075	18,920	845
KBR, Inc.	1,370	20,070	19,536	(534)
Kinden Corp. (Japan)	1,600	19,300	19,573	273
Nippo Corp. (Japan)	1,000	14,771	14,695	(76)
Vinci S.A. (France)	304	18,903	20,556	1,653
WSP Global, Inc. (Canada)	590	16,609	16,956	347

	15,230	190,086	193,590	3,504

Electrical Equipment — 0.0% (g)
AZZ, Inc.	324	15,947	16,680	733
Fuji Electric Co., Ltd. (Japan)	6,000	22,472	20,468	(2,004)
Mitsubishi Electric Corp. (Japan)	2,000	18,227	18,164	(63)
OSRAM Licht AG (Germany)	560	21,647	24,903	3,256
Prysmian S.p.A. (Italy)	834	16,187	17,048	861

	9,718	94,480	97,263	2,783

Machinery — 0.1%
American Railcar Industries, Inc.	501	20,481	22,745	2,264
Barnes Group, Inc.	572	18,012	18,596	584
Greenbrier Cos., Inc. (The)	534	11,913	13,809	1,896
Kawasaki Heavy Industries Ltd. (Japan)	5,000	15,362	15,157	(205)
KION Group AG (Germany)	454	20,489	22,262	1,773
Stanley Black & Decker, Inc.	168	16,078	15,849	(229)
Sumitomo Heavy Industries Ltd. (Japan)	4,000	16,297	15,496	(801)
Takeuchi Manufacturing Co., Ltd. (Japan)	1,100	18,053	16,855	(1,198)
Wabash National Corp. (a)	1,645	16,911	18,194	1,283

	13,974	153,596	158,963	5,367

Marine — 0.0% (g)
Matson, Inc.	544	20,177	21,983	1,806
Professional Services — 0.0% (g)
Adecco S.A. (Switzerland) (a)	286	16,778	17,450	672
Korn/Ferry International	534	15,817	16,453	636
ManpowerGroup, Inc.	275	20,587	20,996	409
Randstad Holding N.V. (Netherlands)	291	15,547	15,803	256
USG People N.V. (Netherlands)	1,312	24,375	24,382	7

	2,698	93,104	95,084	1,980

Road & Rail — 0.0% (g)
Sankyu, Inc. (Japan)	4,000	18,545	19,362	817
Trading Companies & Distributors — 0.0% (g)
Finning International, Inc. (Canada)	1,294	16,300	16,479	179

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Long Positions — continued
Common Stocks — continued
Trading Companies & Distributors — continued
ITOCHU Corp. (Japan)	1,900	20,565	21,932	1,367

	3,194	36,865	38,411	1,546

Total Industrials	70,277	962,215	987,402	25,187

Information Technology — 0.4%
Communications Equipment — 0.0% (g)
Brocade Communications Systems, Inc.	1,960	15,425	15,641	216
Cisco Systems, Inc.	853	20,148	20,293	145
Harris Corp.	237	19,967	20,612	645
Hitachi Kokusai Electric, Inc. (Japan)	2,000	24,791	23,640	(1,151)
Juniper Networks, Inc.	702	18,069	16,567	(1,502)
Plantronics, Inc.	385	16,574	17,259	685

	6,137	114,974	114,012	(962)

Electronic Equipment, Instruments & Components — 0.1%
Alps Electric Co., Ltd. (Japan)	700	15,834	13,518	(2,316)
CDW Corp.	465	17,247	17,879	632
Corning, Inc.	954	16,094	17,754	1,660
Jabil Circuit, Inc.	791	15,266	15,749	483
Methode Electronics, Inc.	728	18,229	18,972	743
Sanmina Corp. (a)	1,126	18,962	21,101	2,139
Tech Data Corp. (a)	349	21,181	21,778	597

	5,113	122,813	126,751	3,938

Internet Software & Services — 0.0% (g)
j2 Global, Inc.	261	19,291	18,925	(366)
RetailMeNot, Inc. (a)	2,336	19,599	21,258	1,659

	2,597	38,890	40,183	1,293

IT Services — 0.1%
Amdocs Ltd.	324	17,217	17,736	519
Atos SE (France)	281	21,298	22,146	848
Broadridge Financial Solutions, Inc.	324	16,333	17,353	1,020
Cap Gemini S.A. (France)	206	17,556	18,763	1,207
CGI Group, Inc. (Canada) (a)	582	22,505	24,943	2,438
Computer Sciences Corp.	709	20,604	22,738	2,134
Convergys Corp.	931	21,767	22,754	987
CSG Systems International, Inc.	579	19,119	20,230	1,111
DST Systems, Inc.	203	21,619	21,398	(221)
NeuStar, Inc. (a)	967	20,636	23,769	3,133
Science Applications International Corp.	425	18,407	18,114	(293)
Sykes Enterprises, Inc. (a)	577	16,889	16,987	98
Total System Services, Inc.	465	21,055	18,674	(2,381)
Western Union Co. (The)	1,106	18,404	19,731	1,327

	7,679	273,409	285,336	11,927

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Energy Industries, Inc. (a)	641	16,660	17,999	1,339
Analog Devices, Inc.	419	20,875	22,567	1,692
BE Semiconductor Industries N.V. (Netherlands)	1,193	20,913	24,077	3,164
Cirrus Logic, Inc. (a)	729	19,639	25,311	5,672
Integrated Device Technology, Inc. (a)	727	16,939	18,524	1,585
Intel Corp.	517	15,386	16,037	651
NVIDIA Corp.	572	15,507	16,754	1,247
Skyworks Solutions, Inc.	244	14,803	16,817	2,014
Teradyne, Inc.	919	17,443	17,856	413
Tessera Technologies, Inc.	617	16,671	17,782	1,111
Xilinx, Inc.	493	21,105	24,783	3,678

	7,071	195,941	218,507	22,566

Software — 0.1%
Activision Blizzard, Inc.	512	17,874	17,828	(46)
Citrix Systems, Inc. (a)	306	20,288	21,561	1,273
Ebix, Inc.	707	21,627	24,123	2,496
Electronic Arts, Inc. (a)	256	16,911	16,524	(387)
Konami Holdings Corp. (Japan)	1,000	22,292	22,847	555

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Long Positions — continued
Common Stocks — continued
Software — continued
Micro Focus International plc (United Kingdom)	994	20,158	19,631	(527)
Nuance Communications, Inc. (a)	1,165	21,518	20,539	(979)
Open Text Corp. (Canada)	371	17,587	18,151	564
Oracle Corp.	556	18,971	20,188	1,217
Software AG (Germany)	819	23,136	27,548	4,412
Synopsys, Inc. (a)	508	20,808	21,793	985

	7,194	221,170	230,733	9,563

Technology Hardware, Storage & Peripherals — 0.0% (g)
Apple, Inc.	220	21,369	21,415	46
FUJIFILM Holdings Corp. (Japan)	500	19,100	18,990	(110)

	720	40,469	40,405	(64)

Total Information Technology	36,511	1,007,666	1,055,927	48,261

Materials — 0.2%
Chemicals — 0.1%
Cabot Corp.	567	21,240	22,873	1,633
Celanese Corp.	344	21,311	21,902	591
Daicel Corp. (Japan)	1,400	18,523	20,226	1,703
Dow Chemical Co. (The)	351	15,079	14,742	(337)
Eastman Chemical Co.	343	21,177	20,995	(182)
Incitec Pivot Ltd. (Australia)	6,521	15,448	14,307	(1,141)
Innospec, Inc.	326	15,824	16,251	427
LyondellBasell Industries N.V.	267	20,019	20,818	799
Sumitomo Chemical Co., Ltd. (Japan)	4,000	18,944	19,923	979
Tosoh Corp. (Japan)	5,000	22,952	23,748	796
Ube Industries Ltd. (Japan)	9,000	17,506	17,247	(259)

	28,119	208,023	213,032	5,009

Construction Materials — 0.0% (g)
CSR Ltd. (Australia)	11,195	20,189	20,204	15
Sumitomo Osaka Cement Co., Ltd. (Japan)	5,000	19,247	20,196	949

	16,195	39,436	40,400	964

Containers & Packaging — 0.0% (g)
DS Smith plc (United Kingdom)	4,033	21,107	21,015	(92)
International Paper Co.	485	17,663	16,592	(1,071)
Smurfit Kappa Group plc (Ireland)	921	22,588	19,955	(2,633)

	5,439	61,358	57,562	(3,796)

Metals & Mining — 0.1%
Aurubis AG (Germany)	459	21,376	18,666	(2,710)
Centamin plc (United Kingdom)	24,106	22,653	23,306	653
Evolution Mining Ltd. (Australia)	17,323	17,069	17,777	708
Kaiser Aluminum Corp.	210	16,105	16,325	220
Mitsubishi Materials Corp. (Japan)	7,000	20,377	21,220	843
Rio Tinto Ltd. (United Kingdom)	565	15,784	15,647	(137)
Salzgitter AG (Germany)	954	19,733	20,339	606
Sims Metal Management Ltd.	4,463	20,413	21,416	1,003
Worthington Industries, Inc.	769	20,309	23,524	3,215

	55,849	173,819	178,220	4,401

Paper & Forest Products — 0.0% (g)
Domtar Corp.	627	20,547	20,221	(326)
Mondi plc (South Africa)	1,207	20,405	19,537	(868)
Schweitzer-Mauduit International, Inc.	454	18,382	19,068	686
Stora Enso OYJ (Finland)	2,612	20,078	21,151	1,073
UPM-Kymmene OYJ (Finland)	972	15,449	15,742	293

	5,872	94,861	95,719	858

Total Materials	111,474	577,497	584,933	7,436

Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Atlantic Tele-Network, Inc.	280	21,227	21,557	330
BCE, Inc. (Canada)	603	23,574	24,290	716
Elisa OYJ (Finland)	579	20,923	20,893	(30)
Manitoba Telecom Services, Inc. (Canada)	834	17,272	17,967	695
TELUS Corp. (Canada)	291	7,553	8,095	542
Verizon Communications, Inc.	452	20,082	22,586	2,504

	3,039	110,631	115,388	4,757

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Long Positions — continued
Common Stocks — continued
Wireless Telecommunication Services — 0.0% (g)
Freenet AG (Germany)	632	19,796	19,564	(232)
KDDI Corp. (Japan)	700	16,397	17,392	995

	1,332	36,193	36,956	763

Total Telecommunication Services	4,371	146,824	152,344	5,520

Utilities — 0.1%
Electric Utilities — 0.1%
Acciona S.A. (Spain)	262	20,618	20,013	(605)
American Electric Power Co., Inc.	320	18,781	19,510	729
EDP - Energias de Portugal S.A. (Portugal)	5,617	18,543	19,575	1,032
Entergy Corp.	309	21,040	21,809	769
Iberdrola S.A. (Spain)	2,591	17,279	18,099	820
Pinnacle West Capital Corp.	291	18,627	19,296	669
PPL Corp.	644	21,439	22,579	1,140
SSE plc (United Kingdom)	879	17,830	18,161	331

	10,913	154,157	159,042	4,885

Gas Utilities — 0.0% (g)
AGL Resources, Inc.	199	12,653	12,648	(5)
Northwest Natural Gas Co.	458	22,950	23,793	843
Snam S.p.A. (Italy)	3,386	18,114	18,946	832

	4,043	53,717	55,387	1,670

Multi-Utilities — 0.0% (g)
Consolidated Edison, Inc.	284	19,221	19,707	486
Hera S.p.A. (Italy)	7,311	19,800	20,433	633
National Grid plc (United Kingdom)	1,689	22,491	23,725	1,234
Public Service Enterprise Group, Inc.	599	23,720	24,739	1,019

	9,883	85,232	88,604	3,372

Total Utilities	24,839	293,106	303,033	9,927

Total Long Positions of Total Return Basket Swap	453,388	6,340,501	6,539,234	198,733

Short Positions
Common Stocks
Consumer Discretionary — 0.4%
Auto Components — 0.0% (g)
NGK Spark Plug Co., Ltd. (Japan)	700	16,201	16,190	11
Distributors — 0.0% (g)
LKQ Corp. (a)	615	15,965	16,851	(886)
Diversified Consumer Services — 0.0% (g)
Sotheby’s	811	18,832	19,050	(218)
Hotels, Restaurants & Leisure — 0.1%
Accor S.A. (France)	487	18,132	18,465	(333)
Aramark	588	18,293	18,786	(493)
Autogrill S.p.A. (Italy) (a)	1,869	15,701	15,803	(102)
Belmond Ltd. (United Kingdom) (a)	1,799	14,050	15,219	(1,169)
Chipotle Mexican Grill, Inc. (a)	44	20,941	19,931	1,010
ClubCorp Holdings, Inc.	1,144	15,295	13,694	1,601
Compass Group plc (United Kingdom)	1,084	17,314	18,581	(1,267)
Crown Resorts Ltd. (Australia)	2,233	18,407	19,391	(984)
Fiesta Restaurant Group, Inc. (a)	622	23,039	22,641	398
InterContinental Hotels Group plc (United Kingdom)	523	16,902	17,118	(216)
Merlin Entertainments plc (United Kingdom)	2,647	15,344	15,603	(259)
Oriental Land Co., Ltd. (Japan)	300	18,281	18,890	(609)
Panera Bread Co. (a)	96	18,100	18,624	(524)
Resorttrust, Inc. (Japan)	700	17,271	17,375	(104)
Scientific Games Corp. (a)	1,864	11,557	11,035	522
Tabcorp Holdings Ltd. (Australia)	6,230	19,205	20,283	(1,078)
Thomas Cook Group plc (United Kingdom) (a)	11,275	17,269	17,158	111
Whitbread plc (United Kingdom)	252	14,298	14,363	(65)
Wynn Resorts Ltd.	252	14,709	16,970	(2,261)

	34,009	324,108	329,930	(5,822)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Short Positions — continued
Common Stocks — continued
Internet & Catalog Retail — 0.0% (g)
Groupon, Inc. (a)	6,274	16,312	17,065	(753)
Rakuten, Inc. (Japan)	1,400	14,196	14,207	(11)
TripAdvisor, Inc. (a)	215	15,186	14,353	833
Yoox Net-A-Porter Group S.p.A. (Italy) (a)	521	16,377	17,835	(1,458)
Zalando SE (Germany) (a)	790	25,561	27,099	(1,538)

	9,200	87,632	90,559	(2,927)

Media — 0.1%
Atresmedia Corp de Medios de Comunicacion S.A. (Spain)	2,007	18,120	18,937	(817)
Charter Communications, Inc. (a)	53	8,749	9,082	(333)
CyberAgent, Inc. (Japan)	400	14,381	18,503	(4,122)
DreamWorks Animation SKG, Inc. (a)	791	20,163	20,281	(118)
JCDecaux S.A. (France)	507	17,414	19,926	(2,512)
Liberty Broadband Corp. (a)	322	15,462	15,134	328
Lions Gate Entertainment Corp.	645	18,060	16,867	1,193
Live Nation Entertainment, Inc. (a)	850	19,125	19,295	(170)
Loral Space & Communications, Inc. (a)	407	14,306	14,062	244
Numericable-SFR SAS (France)	578	22,145	22,886	(741)
Pearson plc (United Kingdom)	1,977	19,949	22,226	(2,277)
Telenet Group Holding N.V. (Belgium) (a)	336	17,169	17,446	(277)

	8,873	205,043	214,645	(9,602)

Multiline Retail — 0.0% (g)
Burlington Stores, Inc. (a)	371	17,923	19,934	(2,011)
Specialty Retail — 0.1%
Cabela’s, Inc. (a)	447	18,778	18,805	(27)
CarMax, Inc. (a)	387	17,423	17,098	325
Conn’s, Inc. (a)	729	9,929	8,981	948
CST Brands, Inc.	463	17,270	17,937	(667)
Dufry AG (Switzerland) (a)	154	15,475	16,628	(1,153)
Fast Retailing Co., Ltd. (Japan)	100	30,589	31,743	(1,154)
Five Below, Inc. (a)	503	16,705	17,721	(1,016)
Restoration Hardware Holdings, Inc. (a)	263	16,884	16,206	678
Sally Beauty Holdings, Inc. (a)	715	18,633	19,705	(1,072)

	3,761	161,686	164,824	(3,138)

Textiles, Apparel & Luxury Goods — 0.1%
Cie Financiere Richemont S.A. (Switzerland)	299	18,416	19,338	(922)
Crocs, Inc. (a)	1,661	14,501	15,298	(797)
Hugo Boss AG (Germany)	257	20,267	20,424	(157)
Kate Spade & Co. (a)	1,176	18,934	20,944	(2,010)
Kering (France)	126	19,265	21,164	(1,899)
lululemon athletica, Inc. (Canada) (a)	351	19,554	21,787	(2,233)
Salvatore Ferragamo S.p.A. (Italy)	788	17,828	17,747	81
Under Armour, Inc. (a)	259	17,775	22,126	(4,351)

	4,917	146,540	158,828	(12,288)

Total Consumer Discretionary	63,257	993,930	1,030,811	(36,881)

Consumer Staples — 0.1%
Beverages — 0.0% (g)
Anheuser-Busch InBev N.V. (Belgium)	143	16,500	17,947	(1,447)
Boston Beer Co., Inc. (The) (a)	85	13,940	15,236	(1,296)
Coca-Cola Amatil Ltd. (Australia)	3,149	18,430	18,743	(313)
Diageo plc (United Kingdom)	677	17,276	18,179	(903)

	4,054	66,146	70,105	(3,959)

Food & Staples Retailing — 0.0% (g)
Cosmos Pharmaceutical Corp. (Japan)	100	14,269	14,942	(673)
PriceSmart, Inc.	212	15,525	16,231	(706)
Sprouts Farmers Market, Inc. (a)	730	16,841	16,644	197
Tesco plc (United Kingdom) (a)	9,640	22,569	23,818	(1,249)
United Natural Foods, Inc. (a)	531	19,721	18,596	1,125
Whole Foods Market, Inc.	624	18,633	18,290	343

	11,837	107,558	108,521	(963)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Short Positions — continued
Common Stocks — continued
Food Products — 0.1%
Associated British Foods plc (United Kingdom)	382	16,252	17,146	(894)
Barry Callebaut AG (Switzerland) (a)	19	19,994	21,683	(1,689)
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	3	15,927	17,528	(1,601)
Hershey Co. (The)	186	15,498	16,388	(890)
Kagome Co., Ltd. (Japan)	1,100	18,347	18,826	(479)
Kerry Group plc (Ireland)	232	18,813	18,925	(112)
Kewpie Corp. (Japan)	900	17,820	19,425	(1,605)
WhiteWave Foods Co. (The) (a)	537	19,439	20,272	(833)
Yakult Honsha Co., Ltd. (Japan)	400	17,100	18,106	(1,006)

	3,759	159,190	168,299	(9,109)

Household Products — 0.0% (g)
Unicharm Corp. (Japan)	900	15,722	17,318	(1,596)
Personal Products — 0.0% (g)
Beiersdorf AG (Germany)	193	16,405	17,788	(1,383)
Edgewell Personal Care Co.	267	19,336	19,761	(425)

	460	35,741	37,549	(1,808)

Total Consumer Staples	21,010	384,357	401,792	(17,435)

Energy — 0.2%
Energy Equipment & Services — 0.0% (g)
Weatherford International plc (Switzerland) (a)	2,491	15,419	16,789	(1,370)
Oil, Gas & Consumable Fuels — 0.2%
Anadarko Petroleum Corp.	430	13,769	16,809	(3,040)
Cabot Oil & Gas Corp.	938	15,393	19,463	(4,070)
Cheniere Energy, Inc. (a)	561	17,952	16,858	1,094
Cobalt International Energy, Inc. (a)	3,870	13,545	14,667	(1,122)
Concho Resources, Inc. (a)	316	24,336	30,061	(5,725)
Continental Resources, Inc. (a)	909	18,062	19,189	(1,127)
Gulfport Energy Corp. (a)	704	16,368	20,803	(4,435)
Matador Resources Co. (a)	1,057	14,470	16,944	(2,474)
MEG Energy Corp. (Canada) (a)	3,623	12,220	15,026	(2,806)
Memorial Resource Development Corp. (a)	1,294	17,223	20,588	(3,365)
Paramount Resources Ltd. (Canada) (a)	2,150	6,329	7,060	(731)
Parsley Energy, Inc. (a)	1,111	18,309	21,398	(3,089)
Premier Oil plc (United Kingdom) (a)	30,547	8,270	8,270	—
Range Resources Corp.	849	18,551	25,096	(6,545)
Rice Energy, Inc. (a)	1,917	17,579	22,371	(4,792)
RSP Permian, Inc. (a)	648	13,381	15,260	(1,879)
Seven Generations Energy Ltd. (Canada) (a)	1,647	15,744	18,529	(2,785)
SM Energy Co.	1,063	12,331	14,861	(2,530)
Synergy Resources Corp. (a)	3,993	23,331	25,316	(1,985)
Tourmaline Oil Corp. (Canada) (a)	1,300	21,034	25,918	(4,884)
WPX Energy, Inc. (a)	3,640	16,125	19,729	(3,604)

	62,567	334,322	394,216	(59,894)

Total Energy	65,058	349,741	411,005	(61,264)

Financials — 0.3%
Banks — 0.1%
Banca Monte dei Paschi di Siena S.p.A. (Italy) (a)	16,114	15,705	11,574	4,131
Banco Comercial Portugues S.A. (Portugal) (a)	368,981	17,004	15,549	1,455
Banco Popolare SC (Italy) (a)	1,250	15,123	11,537	3,586
Bankia S.A. (Spain)	18,442	18,850	18,260	590
Hilltop Holdings, Inc. (a)	984	15,144	15,715	(571)
Royal Bank of Scotland Group plc (United Kingdom) (a)	4,794	18,062	17,262	800
UniCredit S.p.A. (Italy)	3,813	18,192	14,655	3,537

	414,378	118,080	104,552	13,528

Capital Markets — 0.0% (g)
Charles Schwab Corp. (The)	552	14,915	14,092	823
Eaton Vance Corp.	504	13,805	14,445	(640)
Julius Baer Group Ltd. (Switzerland) (a)	382	15,673	16,129	(456)
NorthStar Asset Management Group, Inc.	1,307	14,377	15,083	(706)
State Street Corp.	315	17,316	17,555	(239)
TD Ameritrade Holding Corp.	602	17,524	16,603	921

	3,662	93,610	93,907	(297)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Short Positions — continued
Common Stocks — continued
Consumer Finance — 0.0% (g)
First Cash Financial Services, Inc. (a)	485	18,944	17,217	1,727
LendingClub Corp. (a)	1,891	14,617	13,956	661

	2,376	33,561	31,173	2,388

Diversified Financial Services — 0.1%
Element Financial Corp. (Canada)	1,740	18,858	18,345	513
Eurazeo S.A. (France)	284	16,625	17,340	(715)
Leucadia National Corp.	1,010	15,898	16,726	(828)
London Stock Exchange Group plc (United Kingdom)	508	17,402	17,908	(506)
McGraw Hill Financial, Inc.	199	16,561	16,919	(358)
Moody’s Corp.	174	14,962	15,510	(548)
Onex Corp. (Canada)	297	17,631	17,751	(120)

	4,212	117,937	120,499	(2,562)

Insurance — 0.0% (g)
Insurance Australia Group Ltd. (Australia)	4,442	15,971	16,568	(597)
Standard Life plc (United Kingdom)	3,069	15,782	15,896	(114)

	7,511	31,753	32,464	(711)

Real Estate Management & Development — 0.1%
Aeon Mall Co., Ltd. (Japan)	1,100	16,153	16,555	(402)
Alexander & Baldwin, Inc.	554	16,919	16,786	133
Capital & Counties Properties plc (United Kingdom)	2,577	13,793	13,568	225
Howard Hughes Corp. (The) (a)	157	15,003	14,920	83
Hulic Co., Ltd. (Japan)	2,000	16,007	16,949	(942)
IMMOFINANZ AG (Austria) (a)	7,531	14,106	14,171	(65)
Kennedy-Wilson Holdings, Inc.	668	13,019	13,547	(528)
Mitsubishi Estate Co., Ltd. (Japan)	1,000	19,085	19,556	(471)
Mitsui Fudosan Co., Ltd. (Japan)	1,000	23,102	23,153	(51)
NTT Urban Development Corp. (Japan)	2,200	20,198	21,225	(1,027)
Realogy Holdings Corp. (a)	472	15,736	15,481	255
Sumitomo Realty & Development Co., Ltd. (Japan)	1,000	25,869	27,572	(1,703)
Tokyo Tatemono Co., Ltd. (Japan)	1,900	18,916	20,120	(1,204)
Tokyu Fudosan Holdings Corp. (Japan)	3,300	19,366	21,288	(1,922)
Vonovia SE (Germany)	556	15,311	16,871	(1,560)

	26,015	262,583	271,762	(9,179)

Thrifts & Mortgage Finance — 0.0% (g)
PHH Corp. (a)	1,167	15,066	14,331	735

Total Financials	459,321	672,590	668,688	3,902

Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
Endologix, Inc. (a)	1,925	16,786	13,725	3,061
IDEXX Laboratories, Inc. (a)	250	16,780	17,535	(755)
Insulet Corp. (a)	501	16,994	16,623	371
Neogen Corp. (a)	310	16,213	16,176	37
NxStage Medical, Inc. (a)	922	17,398	17,444	(46)
Olympus Corp. (Japan)	500	18,112	19,164	(1,052)
Wright Medical Group N.V. (Netherlands) (a)	680	14,158	13,566	592
Zeltiq Aesthetics, Inc. (a)	732	18,951	16,997	1,954

	5,820	135,392	131,230	4,162

Health Care Providers & Services — 0.0% (g)
Brookdale Senior Living, Inc. (a)	1,132	17,206	18,429	(1,223)
Centene Corp. (a)	101	6,152	6,268	(116)
ExamWorks Group, Inc. (a)	655	16,834	17,986	(1,152)
Healthscope Ltd. (Australia)	5,664	9,922	8,859	1,063
Ramsay Health Care Ltd. (Australia)	400	17,733	17,150	583
Tenet Healthcare Corp. (a)	690	15,925	18,713	(2,788)

	8,642	83,772	87,405	(3,633)

Health Care Technology — 0.0% (g)
M3, Inc. (Japan)	900	17,336	20,280	(2,944)
Medidata Solutions, Inc. (a)	427	18,703	18,246	457

	1,327	36,039	38,526	(2,487)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Short Positions — continued
Common Stocks — continued
Life Sciences Tools & Services — 0.0% (g)
MorphoSys AG (Germany) (a)	304	14,746	14,431	315
Pharmaceuticals — 0.0% (g)
Akorn, Inc. (a)	604	17,220	15,698	1,522
BTG plc (United Kingdom) (a)	1,925	16,702	16,060	642
Nektar Therapeutics (a)	1,159	16,238	15,809	429
Pacira Pharmaceuticals, Inc. (a)	324	21,812	19,252	2,560
Relypsa, Inc. (a)	791	15,377	14,902	475

	4,803	87,349	81,721	5,628

Total Health Care	20,896	357,298	353,313	3,985

Industrials — 0.4%
Aerospace & Defense — 0.1%
B/E Aerospace, Inc.	409	15,505	16,544	(1,039)
Bombardier, Inc. (Canada) (a)	15,032	12,112	10,516	1,596
BWX Technologies, Inc.	664	19,123	19,880	(757)
Dassault Aviation S.A. (France)	14	15,887	16,683	(796)
DigitalGlobe, Inc. (a)	1,334	17,342	17,475	(133)
Finmeccanica S.p.A. (Italy) (a)	1,373	17,173	16,257	916
Rolls-Royce Holdings plc (United Kingdom) (a)	2,505	19,414	19,810	(396)
Zodiac Aerospace (France)	814	16,571	16,992	(421)

	22,145	133,127	134,157	(1,030)

Air Freight & Logistics — 0.0% (g)
Hub Group, Inc. (a)	634	18,766	19,318	(552)
PostNL N.V. (Netherlands) (a)	4,824	17,213	17,506	(293)
Yamato Holdings Co., Ltd. (Japan)	900	17,454	19,459	(2,005)

	6,358	53,433	56,283	(2,850)

Airlines — 0.0% (g)
Spirit Airlines, Inc. (a)	504	19,444	21,067	(1,623)
Building Products — 0.0% (g)
Armstrong World Industries, Inc. (a)	457	18,257	17,677	580
Geberit AG (Switzerland)	54	17,508	19,073	(1,565)
Masonite International Corp. (a)	341	19,369	18,929	440
Nippon Sheet Glass Co., Ltd. (Japan) (a)	25,000	17,981	18,172	(191)
USG Corp. (a)	860	15,944	15,385	559

	26,712	89,059	89,236	(177)

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	2,656	20,029	20,922	(893)
Clean Harbors, Inc. (a)	400	15,824	17,724	(1,900)
Covanta Holding Corp.	1,349	18,913	19,075	(162)
Edenred (France)	896	15,138	16,802	(1,664)
G4S plc (United Kingdom)	6,393	19,655	20,660	(1,005)
Serco Group plc (United Kingdom) (a)	15,159	18,191	18,436	(245)
Stericycle, Inc. (a)	173	19,923	20,820	(897)

	27,026	127,673	134,439	(6,766)

Construction & Engineering — 0.0% (g)
OCI N.V. (Netherlands) (a)	700	13,410	12,649	761
Electrical Equipment — 0.0% (g)
Franklin Electric Co., Inc.	773	19,163	21,087	(1,924)
Sensata Technologies Holding N.V. (a)	393	13,888	14,423	(535)

	1,166	33,051	35,510	(2,459)

Machinery — 0.1%
EnPro Industries, Inc.	422	17,205	18,766	(1,561)
IMI plc (United Kingdom)	1,666	18,817	19,098	(281)
KUKA AG (Germany)	119	9,593	9,104	489
Manitowoc Co., Inc. (The)	1,238	15,883	19,486	(3,603)
Navistar International Corp. (a)	2,364	15,910	17,186	(1,276)
OC Oerlikon Corp. AG (Switzerland) (a)	2,405	19,753	21,342	(1,589)
Proto Labs, Inc. (a)	248	13,821	13,638	183
Rotork plc (United Kingdom)	7,950	18,108	19,382	(1,274)

	16,412	129,090	138,002	(8,912)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Short Positions — continued
Common Stocks — continued
Professional Services — 0.0% (g)
Advisory Board Co. (The) (a)	329	14,525	15,059	(534)
Bureau Veritas S.A. (France)	1,063	19,815	20,221	(406)
SEEK Ltd. (Australia)	2,152	21,319	22,054	(735)

	3,544	55,659	57,334	(1,675)

Road & Rail — 0.1%
Avis Budget Group, Inc. (a)	576	14,533	15,132	(599)
Heartland Express, Inc.	1,228	19,955	21,060	(1,105)
Hertz Global Holdings, Inc. (a)	1,106	10,750	10,043	707
JB Hunt Transport Services, Inc.	285	18,579	20,720	(2,141)
Kansas City Southern	280	18,945	19,846	(901)
Keikyu Corp. (Japan)	2,000	16,062	16,371	(309)
Keio Corp. (Japan)	2,000	16,478	17,528	(1,050)
Kintetsu Group Holdings Co., Ltd. (Japan)	5,000	19,714	20,402	(688)
Knight Transportation, Inc.	691	15,147	16,909	(1,762)
Odakyu Electric Railway Co., Ltd. (Japan)	2,000	20,073	20,964	(891)
Old Dominion Freight Line, Inc. (a)	281	14,612	15,407	(795)
Tobu Railway Co., Ltd. (Japan)	4,000	18,719	19,295	(576)

	19,447	203,567	213,677	(10,110)

Trading Companies & Distributors — 0.0% (g)
Brenntag AG (Germany)	402	18,769	19,577	(808)
MISUMI Group, Inc. (Japan)	2,100	24,948	25,169	(221)
MRC Global, Inc. (a)	1,270	13,043	12,764	279

	3,772	56,760	57,510	(750)

Transportation Infrastructure — 0.0% (g)
Abertis Infraestructuras S.A. (Spain)	1,365	18,874	20,266	(1,392)
BBA Aviation plc (United Kingdom)	7,670	18,100	17,792	308
Groupe Eurotunnel SE (France)	1,314	13,993	15,074	(1,081)
Mitsubishi Logistics Corp. (Japan)	2,000	24,630	26,961	(2,331)
Qube Holdings Ltd. (Australia)	7,087	10,186	11,386	(1,200)

	19,436	85,783	91,479	(5,696)

Total Industrials	147,222	1,000,056	1,041,343	(41,287)

Information Technology — 0.3%
Communications Equipment — 0.0% (g)
Infinera Corp. (a)	1,634	23,958	25,033	(1,075)
ViaSat, Inc. (a)	279	16,542	17,437	(895)
Viavi Solutions, Inc. (a)	3,304	16,718	16,520	198

	5,217	57,218	58,990	(1,772)

Electronic Equipment, Instruments & Components — 0.0% (g)
FARO Technologies, Inc. (a)	708	16,227	18,174	(1,947)
Japan Display, Inc. (Japan) (a)	5,800	14,031	13,175	856

	6,508	30,258	31,349	(1,091)

Internet Software & Services — 0.1%
Benefitfocus, Inc. (a)	574	17,829	16,738	1,091
carsales.com Ltd. (Australia)	2,153	17,580	18,026	(446)
Cornerstone OnDemand, Inc. (a)	516	16,099	15,836	263
CoStar Group, Inc. (a)	87	15,503	15,257	246
Demandware, Inc. (a)	387	17,105	16,421	684
Envestnet, Inc. (a)	568	13,558	13,320	238
GrubHub, Inc. (a)	704	14,784	13,270	1,514
Hortonworks, Inc. (a)	1,072	17,763	10,398	7,365
Kakaku.com, Inc. (Japan)	1,000	18,351	19,064	(713)
LinkedIn Corp. (a)	81	15,902	16,031	(129)
Marketo, Inc. (a)	594	13,787	11,292	2,495
New Relic, Inc. (a)	480	14,727	13,546	1,181
Pandora Media, Inc. (a)	1,433	13,542	13,929	(387)
Rackspace Hosting, Inc. (a)	673	12,679	13,601	(922)
Textura Corp. (a)	968	15,391	15,285	106
Twitter, Inc. (a)	903	16,200	15,170	1,030
Yelp, Inc. (a)	594	12,658	12,444	214

	12,787	263,458	249,628	13,830

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Short Positions — continued
Common Stocks — continued
IT Services — 0.0% (g)
FleetCor Technologies, Inc. (a)	146	17,251	17,935	(684)
InterXion Holding N.V. (Netherlands) (a)	622	17,373	19,537	(2,164)
Unisys Corp. (a)	1,431	12,636	14,052	(1,416)

	2,199	47,260	51,524	(4,264)

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc. (a)	7,430	15,083	16,346	(1,263)
Amkor Technology, Inc. (a)	2,761	15,351	16,953	(1,602)
ASML Holding N.V. (Netherlands)	239	18,571	21,805	(3,234)
Cavium, Inc. (a)	261	14,313	15,078	(765)
Cree, Inc. (a)	746	18,008	20,911	(2,903)
M/A-COM Technology Solutions Holdings, Inc. (a)	552	19,624	21,252	(1,628)
Veeco Instruments, Inc. (a)	1,016	17,384	18,938	(1,554)

	13,005	118,334	131,283	(12,949)

Software — 0.1%
Autodesk, Inc. (a)	349	17,241	16,340	901
Barracuda Networks, Inc. (a)	954	9,931	10,093	(162)
Callidus Software, Inc. (a)	948	15,841	14,628	1,213
CommVault Systems, Inc. (a)	427	13,429	16,021	(2,592)
Fair Isaac Corp.	299	25,537	28,575	(3,038)
FireEye, Inc. (a)	779	12,729	10,976	1,753
Fortinet, Inc. (a)	670	18,948	18,854	94
Imperva, Inc. (a)	330	18,506	17,015	1,491
MicroStrategy, Inc. (a)	100	14,993	17,251	(2,258)
NetSuite, Inc. (a)	247	17,883	17,134	749
Proofpoint, Inc. (a)	245	13,965	12,338	1,627
Qlik Technologies, Inc. (a)	660	17,992	16,526	1,466
ServiceNow, Inc. (a)	228	17,405	14,184	3,221
Splunk, Inc. (a)	328	16,557	15,183	1,374
Synchronoss Technologies, Inc. (a)	593	18,146	18,170	(24)
Tableau Software, Inc. (a)	208	16,860	16,690	170
TiVo, Inc. (a)	2,421	18,932	19,320	(388)
Workday, Inc. (a)	264	17,918	16,635	1,283
Zendesk, Inc. (a)	843	19,473	18,555	918

	10,893	322,286	314,488	7,798

Technology Hardware, Storage & Peripherals — 0.0% (g)
Nimble Storage, Inc. (a)	1,776	12,397	11,668	729
Stratasys Ltd. (a)	890	16,616	14,507	2,109

	2,666	29,013	26,175	2,838

Total Information Technology	53,275	867,827	863,437	4,390

Materials — 0.2%
Chemicals — 0.1%
Ashland, Inc.	162	15,730	15,351	379
Axalta Coating Systems Ltd. (a)	724	17,195	17,239	(44)
Johnson Matthey plc (United Kingdom)	510	17,543	17,913	(370)
Kansai Paint Co., Ltd. (Japan)	1,100	15,341	15,110	231
Linde AG (Germany)	147	19,231	19,842	(611)
Nippon Kayaku Co., Ltd. (Japan)	2,000	19,723	21,129	(1,406)
Nippon Paint Holdings Co., Ltd. (Japan)	900	16,847	16,816	31
WR Grace & Co. (a)	177	16,236	14,397	1,839

	5,720	137,846	137,797	49

Construction Materials — 0.0% (g)
Summit Materials, Inc. (a)	946	14,389	15,013	(624)
Metals & Mining — 0.1%
Allegheny Technologies, Inc.	1,857	15,320	17,419	(2,099)
Alumina Ltd. (Australia)	19,793	14,720	14,499	221
Antofagasta plc (Chile)	3,161	15,782	17,125	(1,343)
Barrick Gold Corp. (Canada)	2,463	20,263	24,491	(4,228)
BHP Billiton Ltd. (Australia)	1,628	17,352	17,687	(335)
Eldorado Gold Corp. (Canada)	5,459	12,857	12,392	465

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Short Positions — continued
Common Stocks — continued
Metals & Mining — continued
Franco-Nevada Corp. (Canada)	459	21,457	20,324	1,133
Fresnillo plc (Mexico)	1,542	15,149	15,864	(715)
Goldcorp, Inc. (Canada)	1,431	15,315	16,303	(988)
Hecla Mining Co.	8,342	13,514	15,516	(2,002)
Kloeckner & Co. SE (Germany)	1,198	9,456	10,342	(886)
Outokumpu OYJ (Finland) (a)	2,657	6,692	6,470	222
Randgold Resources Ltd. (United Kingdom)	304	18,996	21,515	(2,519)
South32 Ltd. (Australia) (a)	27,075	17,636	18,683	(1,047)
Stillwater Mining Co. (a)	1,829	10,901	11,980	(1,079)
SunCoke Energy, Inc.	4,914	12,481	18,575	(6,094)
ThyssenKrupp AG (Germany)	852	14,070	13,138	932
Yamana Gold, Inc. (Canada)	8,863	14,327	15,247	(920)

	93,827	266,288	287,570	(21,282)

Paper & Forest Products — 0.0% (g)
West Fraser Timber Co., Ltd. (Canada)	553	16,711	19,007	(2,296)

Total Materials	101,046	435,234	459,387	(24,153)

Telecommunication Services — 0.0% (g)
Diversified Telecommunication Services — 0.0% (g)
Cogent Communications Holdings, Inc.	550	16,968	18,375	(1,407)
Iliad S.A. (France)	71	16,879	17,771	(892)
Sunrise Communications Group AG (Switzerland) (a)	308	17,256	18,101	(845)

	929	51,103	54,247	(3,144)

Wireless Telecommunication Services — 0.0% (g)
SBA Communications Corp. (a)	199	18,300	19,757	(1,457)
SoftBank Corp. (Japan)	400	18,400	17,396	1,004
Sprint Corp. (a)	4,822	13,839	14,562	(723)

	5,421	50,539	51,715	(1,176)

Total Telecommunication Services	6,350	101,642	105,962	(4,320)

Utilities — 0.1%
Electric Utilities — 0.0% (g)
Edison International	291	17,204	17,984	(780)
ITC Holdings Corp.	485	18,784	19,351	(567)
Kyushu Electric Power Co., Inc. (Japan) (a)	1,600	16,262	17,009	(747)

	2,376	52,250	54,344	(2,094)

Gas Utilities — 0.0% (g)
Southwest Gas Corp.	323	18,476	19,002	(526)
Independent Power & Renewable Electricity Producers — 0.0% (g)
Drax Group plc (United Kingdom)	4,955	14,938	17,820	(2,882)
TerraForm Power, Inc. (a)	1,661	15,630	16,461	(831)

	6,616	30,568	34,281	(3,713)

Independent Power and Renewable Electricity Producers — 0.0% (g)
Dynegy, Inc. (a)	1,559	17,648	18,459	(811)
Multi-Utilities — 0.1%
Canadian Utilities Ltd. (Canada)	753	16,793	19,420	(2,627)
Centrica plc (United Kingdom)	5,259	15,516	15,347	169
Dominion Resources, Inc.	273	18,804	19,702	(898)
Sempra Energy	181	16,650	17,150	(500)

	6,466	67,763	71,619	(3,856)

Water Utilities — 0.0% (g)
Pennon Group plc (United Kingdom)	1,270	15,636	16,015	(379)

Total Utilities	18,610	202,341	213,720	(11,379)

Total Short Positions of Total Return Basket Swap	956,045	5,365,016	5,549,458	(184,442)

Total of Long and Short Positions of Total Return Basket Swap	502,657	975,485	989,776	14,291

Cash and Other Receivables/(Payables) (4)				(6,297)

Financing Costs				(550)

Net Dividends Receivable/(Payable)				3,772

Net Swap Contract, at value				11,216

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Long Positions
Common Stocks
Consumer Discretionary — 0.1%
Media — 0.1%
Rentrak Corp. (a)	601	29,323	26,727	(2,596)
Time Warner Cable, Inc.	700	123,921	127,407	3,486

	1,301	153,244	154,134	890

Specialty Retail — 0.0% (g)
Office Depot, Inc. (a)	10,642	52,571	54,806	2,235

Total Consumer Discretionary	11,943	205,815	208,940	3,125

Consumer Staples — 0.1%
Beverages — 0.0% (g)
SABMiller plc (United Kingdom)	2,083	121,166	124,140	2,974
Food & Staples Retailing — 0.1%
Delhaize Group (Belgium)	1,247	117,846	130,278	12,432
Food Products — 0.0% (g)
Diamond Foods, Inc. (a)	1,363	53,716	50,022	(3,694)

Total Consumer Staples	4,693	292,728	304,440	11,712

Energy — 0.1%
Energy Equipment & Services — 0.1%
Baker Hughes, Inc.	1,188	47,390	51,690	4,300
Cameron International Corp. (a)	2,074	121,474	136,179	14,705

	3,262	168,864	187,869	19,005

Oil, Gas & Consumable Fuels — 0.0% (g)
BG Group plc (United Kingdom)	6,542	87,114	98,297	11,183
Canadian Oil Sands Ltd. (Canada)	7,285	39,034	48,830	9,796

	13,827	126,148	147,127	20,979

Total Energy	17,089	295,012	334,996	39,984

Financials — 0.2%
Banks — 0.1%
First Niagara Financial Group, Inc.	12,190	119,218	119,340	122
FirstMerit Corp.	4,779	88,346	92,617	4,271
National Penn Bancshares, Inc.	2,180	24,808	24,852	44

	19,149	232,372	236,809	4,437

Insurance — 0.0% (g)
Amlin plc (United Kingdom)	5,682	53,881	54,164	283
Chubb Ltd. (Switzerland)	6	683	679	(4)

	5,688	54,564	54,843	279

Thrifts & Mortgage Finance — 0.1%
Astoria Financial Corp.	7,884	114,082	119,285	5,203

Total Financials	32,721	401,018	410,937	9,919

Health Care — 0.0% (g)
Biotechnology — 0.0% (g)
Baxalta, Inc.	377	15,129	15,084	(45)
Health Care Equipment & Supplies — 0.0% (g)
LivaNova plc (United Kingdom) (a)	3	160	168	8

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Long Positions — continued
Common Stocks — continued
Health Care Providers & Services — 0.0% (g)
Cigna Corp.	199	27,110	26,586	(524)
Health Net, Inc. (a)	1,610	105,551	106,614	1,063

	1,809	132,661	133,200	539

Total Health Care	2,189	147,950	148,452	502

Industrials — 0.0% (g)
Machinery — 0.0% (g)
Terex Corp.	1,336	20,722	29,926	9,204
Road & Rail — 0.0% (g)
Norfolk Southern Corp.	369	26,483	26,015	(468)

Total Industrials	1,705	47,205	55,941	8,736

Information Technology — 0.2%
Communications Equipment — 0.0% (g)
Nokia OYJ (Finland)	12,749	91,237	91,152	(85)
IT Services — 0.1%
Heartland Payment Systems, Inc.	1,351	121,833	124,400	2,567
Semiconductors & Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	1,929	124,517	129,224	4,707
Technology Hardware, Storage & Peripherals — 0.0% (g)
EMC Corp.	1,196	29,912	29,625	(287)
SanDisk Corp.	831	59,400	58,752	(648)
	2,027	89,312	88,377	(935)

Total Information Technology	18,056	426,899	433,153	6,254

Materials — 0.1%
Chemicals — 0.0% (g)
Axiall Corp.	1,724	30,605	30,911	306
Containers & Packaging — 0.1%
Rexam plc (United Kingdom)	15,847	137,853	135,483	(2,370)

Total Materials	17,571	168,458	166,394	(2,064)
Utilities — 0.0% (g)
Electric Utilities — 0.0% (g)
Hawaiian Electric Industries, Inc.	1,306	36,568	39,075	2,507
Total Long Positions of Total Return Basket Swap	107,273	2,021,653	2,102,328	80,675

Short Positions
Common Stocks
Consumer Discretionary — 0.0% (g)
Media — 0.0% (g)
Charter Communications, Inc. (a)	321	52,991	55,006	(2,015)
Specialty Retail — 0.0% (g)
Staples, Inc.	2,305	20,814	20,561	253
Total Consumer Discretionary	2,626	73,805	75,567	(1,762)
Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Koninklijke Ahold N.V. (Netherlands)	6,353	130,157	143,322	(13,165)
Food Products — 0.0% (g)
Snyder’s-Lance, Inc.	1,045	36,794	32,991	3,803

Total Consumer Staples	7,398	166,951	176,313	(9,362)

Energy — 0.1%
Energy Equipment & Services — 0.1%
Halliburton Co.	1,777	54,820	56,491	(1,671)
Schlumberger Ltd.	1,469	92,562	106,164	(13,602)
	3,246	147,382	162,655	(15,273)
Oil, Gas & Consumable Fuels — 0.0% (g)
Royal Dutch Shell plc (Netherlands)	2,901	55,829	62,872	(7,043)
Suncor Energy, Inc. (Canada)	1,803	40,084	42,704	(2,620)

	4,704	95,913	105,576	(9,663)

Total Energy	7,950	243,295	268,231	(24,936)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(5)
Short Positions — continued
Common Stocks — continued
Financials — 0.1%
Banks — 0.1%
BB&T Corp.	484	16,040	15,807	233
Huntington Bancshares, Inc.	8,137	66,808	69,816	(3,008)
KeyCorp.	8,206	94,451	91,579	2,872

	16,827	177,299	177,202	97

Thrifts & Mortgage Finance — 0.0% (g)
New York Community Bancorp, Inc.	7,805	115,982	120,821	(4,839)

Total Financials	24,632	293,281	298,023	(4,742)

Health Care — 0.1%
Health Care Providers & Services — 0.1%
Anthem, Inc.	101	13,634	13,180	454
Centene Corp. (a)	990	60,301	61,439	(1,138)

	1,091	73,935	74,619	(684)

Pharmaceuticals — 0.0% (g)
Shire plc (Ireland)	62	11,010	10,435	575

Total Health Care	1,153	84,945	85,054	(109)

Industrials — 0.0% (g)
Road & Rail — 0.0% (g)
Canadian Pacific Railway Ltd. (Canada)	164	17,762	19,714	(1,952)
Information Technology — 0.1%
Communications Equipment — 0.1%
Nokia OYJ (Finland)	12,622	90,215	90,245	(30)
Internet Software & Services — 0.0% (g)
comScore, Inc. (a)	684	28,968	26,354	2,614
IT Services — 0.0% (g)
Global Payments, Inc.	894	51,047	52,701	(1,654)
Semiconductors & Semiconductor Equipment — 0.0% (g)
Lam Research Corp.	954	64,834	68,488	(3,654)
Microsemi Corp. (a)	347	10,330	11,000	(670)

	1,301	75,164	79,488	(4,324)

Technology Hardware, Storage & Peripherals — 0.0% (g)
Western Digital Corp.	7	331	336	(5)

Total Information Technology	15,508	245,725	249,124	(3,399)

Materials — 0.0% (g)
Chemicals — 0.0% (g)
Westlake Chemical Corp.	336	15,000	15,281	(281)
Containers & Packaging — 0.0% (g)
Ball Corp.	717	49,452	47,917	1,535

Total Materials	1,053	64,452	63,198	1,254

Utilities — 0.0% (g)
Electric Utilities — 0.0% (g)
NextEra Energy, Inc.	312	32,841	34,854	(2,013)

Total Short Positions of Total Return Basket Swap	60,796	1,223,057	1,270,078	(47,021)

Total of Long and Short Positions of Total Return Basket Swap	46,477	798,596	832,250	33,654

Cash and Other Receivables/(Payables) (4)				13,031

Financing Costs				(192)

Net Dividends Receivable/(Payable)				498

Net Swap Contract, at value				46,991

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Staples — 0.9%
Beverages — 0.9%
SABMiller plc (United Kingdom)	40,782	2,430,462	2,430,462	—
Energy — 1.0%
Oil, Gas & Consumable Fuels — 1.0%
BG Group plc (United Kingdom)	171,307	2,573,986	2,573,986	—
Financials — 0.7%
Insurance — 0.7%
Amlin plc (United Kingdom)	184,808	1,761,697	1,761,697	—
Health Care — 0.4%
Health Care Providers & Services — 0.4%
Celesio AG (Germany)	36,295	1,011,269	1,011,269	—
Industrials — 3.4%
Air Freight & Logistics — 1.1%
Bollore S.A. (France)	94,855	382,357	382,357	—
TNT Express N.V. (Netherlands)	297,819	2,538,432	2,538,432	—

	392,674	2,920,789	2,920,789	—

Machinery — 1.2%
Alstom S.A. (France) (a)	24,692	661,098	661,098	—
MAN SE (Germany)	23,766	2,400,787	2,400,787	—

	48,458	3,061,885	3,061,885	—

Professional Services — 0.4%
Veda Group Ltd. (Australia)	452,994	900,904	900,904	—
Road & Rail — 0.7%
Asciano Ltd. (Australia)	310,078	1,953,173	1,953,173	—

Total Industrials	1,204,204	8,836,751	8,836,751	—
Information Technology — 0.5%
Communications Equipment — 0.2%
Nokia OYJ (Finland)	72,871	521,011	521,011	—
Internet Software & Services — 0.1%
iProperty Group Ltd. (Malaysia) (a)	117,253	330,284	330,284	—
Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp. (a)	9,017	192,423	192,423	—
Wincor Nixdorf AG (Germany)	3,128	157,602	157,602	—

	12,145	350,025	350,025	—

Total Information Technology	202,269	1,201,320	1,201,320	—

Materials — 0.9%
Containers & Packaging — 0.6%
Rexam plc (United Kingdom)	185,985	1,590,060	1,590,060	—
Metals & Mining — 0.3%
ThyssenKrupp AG (Germany)	44,024	678,884	678,884	—

Total Materials	230,009	2,268,944	2,268,944	—

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions — continued
Common Stocks — continued
Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.4%
Telecom Italia S.p.A. (Italy)	374,869	335,638	335,638	—
Vivendi S.A. (France)	37,160	806,316	806,316	—

	412,029	1,141,954	1,141,954	—

Total Telecommunication Services	412,029	1,141,954	1,141,954	—

Utilities — 0.4%
Gas Utilities — 0.3%
AGL Resources, Inc.	13,049	829,394	829,394	—
Multi-Utilities — 0.1%
TECO Energy, Inc.	11,855	321,508	321,508	—

Total Utilities	24,904	1,150,902	1,150,902	—

Total Long Positions of Total Return Basket Swap	2,506,607	22,377,285	22,377,285	—

Short Positions
Common Stocks
Consumer Discretionary — 0.1%
Automobiles — 0.1%
Ferrari N.V. (Italy) (a)	2,296	91,034	91,034	—
Fiat Chrysler Automobiles N.V. (United Kingdom) (a)	22,968	159,364	159,364	—

	25,264	250,398	250,398	—

Total Consumer Discretionary	25,264	250,398	250,398	—

Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Royal Dutch Shell plc (Netherlands)	76,369	1,655,125	1,655,125	—
Industrials — 0.2%
Electrical Equipment — 0.0% (g)
ABB Ltd. (Switzerland) (a)	535	9,177	9,177	—
Machinery — 0.2%
Kone OYJ (Finland)	10,543	461,075	461,075	—
Sandvik AB (Sweden)	5,682	47,162	47,162	—

	16,225	508,237	508,237	—

Transportation Infrastructure — 0.0% (g)
Qube Holdings Ltd. (Australia)	29,733	47,769	47,769	—

Total Industrials	46,493	565,183	565,183	—

Information Technology — 0.0% (g)
Technology Hardware, Storage & Peripherals — 0.0% (g)
Diebold, Inc.	1,357	37,618	37,618	—
Materials — 0.2%
Containers & Packaging — 0.2%
Ball Corp.	8,498	567,921	567,921	—
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
BT Group plc (United Kingdom)	7,282	50,309	50,309	—
Telecom Italia S.p.A (Italy) (a)	296,035	327,749	327,749	—
Telefonica S.A. (Spain)	782	8,199	8,199	—

	304,099	386,257	386,257	—

Total Telecommunication Services	304,099	386,257	386,257	—

Total Short Positions of Total Return Basket Swap	462,080	3,462,502	3,462,502	—

Total of Long and Short Positions of Total Return Basket Swap	2,044,527	18,914,783	18,914,783	—

Cash and Other Receivables/(Payables) (4)				193,688

Financing Costs				(14,155)

Net Dividends Receivable/(Payable)				—

Due from counterparty for swap contract				179,533

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADDITIONAL INFORMATION – TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

NOTES TO ADDITIONAL INFORMATION – TOTAL

RETURN BASKET SWAPS:

(1)	—	Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	—	Current value represents market value as of January 31, 2016 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	—	Amount represents receivable/(payable) with the counterparty. Fair value was zero at January 31, 2016, as the swap resets on that day.
(4)	—	Cash and other receivables/(payables) includes the gains (or losses) realized when the swap resets. For swaps that reset at the reporting period end date, these receivables/(payables) are awaiting settlement with the counterparty.
(5)	—	Value represents the unrealized gain (loss) of the positions.
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.1%.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

MMAC Holdings CS Ltd., (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 7, 2014 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of January 31, 2016, net assets of the Fund were $260,681,171 of which $32,259,779, or approximately 12.4%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments (“CSOI”):

Multi-Manager Alternatives Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$30,219,476	$22,947	$—	$30,242,423
Consumer Staples	13,011,423	2,254,371	—	15,265,794
Energy	6,763,418	—	—	6,763,418
Financials	4,672,396	—	—	4,672,396
Health Care	14,468,691	441,238	—	14,909,929
Industrials	9,035,479	1,028,868	—	10,064,347
Information Technology	26,250,297	1,947,424	—	28,197,721
Materials	11,757,225	1,064,130	—	12,821,355
Telecommunication Services	738,995	527,364	—	1,266,359
Utilities	7,306,859	—	—	7,306,859

Total Common Stocks	124,224,259	7,286,342	—	131,510,601

Exchange-Traded Funds	1,023,226	—	—	1,023,226
Exchange-Traded Note	190,002	—	—	190,002
Investment Companies	2,020,064	—	—	2,020,064
Preferred Stocks
Consumer Discretionary	—	384,540	—	384,540
Consumer Staples	822,955	—	—	822,955
Energy	614,265	—	—	614,265
Financials	1,113,395	460,250	—	1,573,645
Health Care	2,973,123	—	—	2,973,123
Industrials	620,688	—	—	620,688
Information Technology	—	112,750	—	112,750
Materials	10,540	—	—	10,540
Telecommunication Services	468,992	—	—	468,992
Utilities	650,550	800,380	—	1,450,930

Total Preferred Stocks	7,274,508	1,757,920	—	9,032,428

Special Purpose Acquisition Companies	3,289,779	—	—	3,289,779
Debt Securities
Collateralized Mortgage Obligations
Agency CMO	—	8,555,410	—	8,555,410
Convertible Bonds
Consumer Discretionary	—	2,241,307	—	2,241,307
Energy	—	31,332	—	31,332
Financials	—	71,464	—	71,464
Health Care	—	723,313	—	723,313
Industrials	—	503,482	—	503,482
Information Technology	—	3,666,681	—	3,666,681
Materials	—	14,544	—	14,544
Telecommunication Services	—	926,579	—	926,579
Utilities	—	258,720	—	258,720

Total Convertible Bonds	—	8,437,422	—	8,437,422

Corporate Bonds
Consumer Discretionary	—	739,500	—	739,500
Consumer Staples	—	998,266	—	998,266
Energy	—	163,220	—	163,220
Industrials	—	1,044,420	—	1,044,420
Telecommunication Services	—	430,919	—	430,919
Utilities	—	1,050,760	—	1,050,760

Total Corporate Bonds	—	4,427,085	—	4,427,085

Warrants
Consumer Discretionary	337,122	—	—	337,122
Energy	6,311	—	—	6,311
Financials	1,708,951	208,496	—	1,917,447
Health Care	219,986	—	—	219,986
Industrials	54,072	—	—	54,072

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Information Technology	$209,622	$—	$—	$209,622
Materials	739,169	—	—	739,169

Total Warrants	3,275,233	208,496	—	3,483,729

Options Purchased
Call Options Purchased	611,542	—	—	611,542
Put Options Purchased	861,405	—	—	861,405

Total Options Purchased	1,472,947	—	—	1,472,947

Short-Term Investment
Investment Company	44,369,208	—	—	44,369,208

Total Investments in Securities	$187,139,226	$30,672,675	$—	$217,811,901

Liabilities
Common Stocks
Consumer Discretionary	$(8,497,703)	$(443,927)	$—	$(8,941,630)
Consumer Staples	(1,029,220)	(530,124)	—	(1,559,344)
Energy	(4,596,590)	—	—	(4,596,590)
Financials	(6,822,913)	—	—	(6,822,913)
Health Care	(6,676,547)	—	—	(6,676,547)
Industrials	(2,952,516)	—	—	(2,952,516)
Information Technology	(11,126,975)	—	—	(11,126,975)
Materials	(2,440,801)	(609,833)	—	(3,050,634)
Telecommunication Services	(546,404)	(676,145)	—	(1,222,549)
Utilities	(2,259,832)	(37,597)	—	(2,297,429)

Total Common Stocks	(46,949,501)	(2,297,626)	—	(49,247,127)

Exchange-Traded Funds	(29,542,428)	—	—	(29,542,428)
Warrants
Financials	(42,000)	—	—	(42,000)

Total Liabilities for Securities Sold Short	$(76,533,929)	$(2,297,626)	$—	$(78,831,555)

Appreciation in Other Financial Instruments
Futures Contracts	$548,537	$—	$—	$548,537
Forward Foreign Currency Exchange Contracts	—	860,344	—	860,344
Swaps	—	92,644	—	92,644

Total Appreciation in Other Financial Instruments	$548,537	$952,988	$—	$1,501,525

Depreciation in Other Financial Instruments
Futures Contracts	$(342,968)	$—	$—	$(342,968)
Forward Foreign Currency Exchange Contracts	—	(349,551)	—	(349,551)
Options Written
Call Options Written	(103,892)	—	—	(103,892)
Put Options Written	(52,920)	—	—	(52,920)

Total Options Written	(156,812)	—	—	(156,812)

Swaps	—	(421)	—	(421)

Total Depreciation in Other Financial Instruments	$(499,780)	$(349,972)	$—	$(849,752)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

There were no significant transfers among any levels during the period ended January 31, 2016.

B. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to more effectively manage the long and short equity exposures in the portfolio. The Fund also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying instruments while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The use of futures contracts exposes the Fund to interest risk, foreign exchange risk, commodities risk and equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of January 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default and total return swaps, to manage credit and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the CSOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Total Return Basket Swaps

The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap and financing costs may either be reset monthly or at least annually. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust III

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
March 30, 2016

By:	/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
March 30, 2016